As filed with the Securities and Exchange Commission on March 14, 2006
                                                            File No. 333-119916
                                                                      811-09065
================================================================================
                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                  -----------
                                    FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                 |X|

     Pre-Effective Amendment No.                                        [ ]

     Post-Effective Amendment No.2                                      |X|

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

     Amendment No. 19                                                   |X|
                  ----

                       (Check appropriate box or boxes.)
                                   -----------
                     PHLVIC Variable Universal Life Account

                           (Exact Name of Registrant)
                                   -----------

                         PHL Variable Insurance Company

                               (Name of Depositor)
                                   -----------

               One American Row, Hartford, Connecticut 06102-5056
         (Address of Depositor's Principal Executive Offices) (Zip Code)
                                 (800) 447-4312
               (Depositor's Telephone Number, including Area Code)
                                   -----------

                              John R. Flores, Esq.
                         Phoenix Life Insurance Company
                                One American Row
                             Hartford, CT 06102-5056
                     (Name and Address of Agent for Service)
                                   -----------


Approximate Date of Proposed Public Offering: as soon as practicable after the effective date of the Registration Statement.

It is proposed that this filing will become effective (check appropriate box) [ ] immediately upon filing pursuant to paragraph (b) of Rule 485 on pursuant to paragraph (b) of Rule 485
[ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485
[X]  on May 29, 2006___________ pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:
[ ] this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

The purpose of this filing is to add a Prospectus and Statement of Additional Information to the Registration Statement (File No. 333-119916) filed on Form N-6 on April 22, 2005. The Prospectus and Statement of Additional Information included in the aforementioned registration statement and incorporated herein by reference.
                                   -----------
================================================================================

                                     PART A

                                      [TBD]
                     PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT

           ISSUED BY: PHL VARIABLE INSURANCE COMPANY ("PHL VARIABLE") (A WHOLLY OWNED SUBSIDIARY OF PHOENIX LIFE INSURANCE COMPANY)

PROSPECTUS                                                        [JULY 1, 2006]

This prospectus describes a fixed and flexible premium variable universal life insurance policy that can provide lifetime insurance protection on the life of one person. We will pay the death benefit when the insured dies. You may allocate policy value to the Guaranteed Interest Account, Long-term Guaranteed Interest Account (collectively, "Guaranteed Interest Accounts") and/or one or more of the subaccounts of the PHLVIC Variable Universal Life Account ("Separate Account"). The subaccounts purchase shares of the following funds:

[AIM VARIABLE INSURANCE FUNDS - SERIES I SHARES
-----------------------------------------------
[diamond] AIM V.I. Capital Appreciation Fund

FEDERATED INSURANCE SERIES
--------------------------
[diamond] Federated Fund for U.S. Government Securities II
[diamond] Federated High Income Bond Fund II - Primary Shares

FIDELITY(R) VARIABLE INSURANCE PRODUCTS - SERVICE CLASS
-------------------------------------------------------
[diamond] VIP Contrafund(R) Portfolio
[diamond] VIP Growth Opportunities Portfolio
[diamond] VIP Growth Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2
--------------------------------------------------------------
[diamond] Franklin Income Securities Fund
[diamond] Mutual Shares Securities Fund
[diamond] Templeton Developing Markets Securities Fund
[diamond] Templeton Foreign Securities Fund
[diamond] Templeton Growth Securities Fund

LORD ABBETT SERIES FUND, INC. - CLASS VC
----------------------------------------
[diamond] Bond-Debenture Portfolio
[diamond] Growth and Income Portfolio
[diamond] Mid-Cap Value Portfolio

NEUBERGER BERMAN ADVISORS MANAGEMENT TRUST - CLASS S
----------------------------------------------------
[diamond] Neuberger Berman AMT Fasciano Portfolio
[diamond] Neuberger Berman AMT Guardian Portfolio

OPPENHEIMER VARIABLE FUND ACCOUNT FUNDS- SERVICE SHARES
-------------------------------------------------------
[diamond] Oppenheimer Capital Appreciation Fund/VA
[diamond] Oppenheimer Global Securities Fund/VA
[diamond] Oppenheimer Main Street Fund Small Cap/VA

THE PHOENIX EDGE SERIES FUND
----------------------------
[diamond] Phoenix Mid-Cap Growth Series
[diamond] Phoenix Strategic Theme Series
[diamond] Phoenix-Aberdeen International Series
[diamond] Phoenix-AIM Growth Series
[diamond] Phoenix-Alger Small-Cap Growth Series
[diamond] Phoenix-Alliance/Bernstein Enhanced Index Series
[diamond] Phoenix-Duff & Phelps Real Estate Securities Series
[diamond] Phoenix-Engemann Capital Growth Series
[diamond] Phoenix-Engemann Growth and Income Series
[diamond] Phoenix-Engemann Small-Cap Growth Series
[diamond] Phoenix-Engemann Strategic Allocation Series
[diamond] Phoenix-Engemann Value Equity Series
[diamond] Phoenix-Goodwin Money Market Series
[diamond] Phoenix-Goodwin Multi-Sector Fixed Income Series
[diamond] Phoenix-Goodwin Multi-Sector Short Term Bond Series
[diamond] Phoenix-Kayne Rising Dividends Series
[diamond] Phoenix-Kayne Small-Cap Quality Value Series
[diamond] Phoenix-Lazard International Equity Select Series
[diamond] Phoenix-Northern Dow 30 Series
[diamond] Phoenix-Northern Nasdaq-100 Index(R) Series
[diamond] Phoenix-Sanford Bernstein Mid-Cap Value Series
[diamond] Phoenix-Sanford Bernstein Small-Cap Value Series
[diamond] Phoenix-S&P Dynamic Asset Allocation Series: Aggressive Growth [diamond] Phoenix-S&P Dynamic Asset Allocation Series: Growth
[diamond] Phoenix-S&P Dynamic Asset Allocation Series: Moderate
[diamond] Phoenix-S&P Dynamic Asset Allocation Series: Moderate Growth [diamond] Phoenix-Van Kampen Comstock Series

PIMCO VARIABLE INSURANCE TRUST -ADVISOR CLASS
---------------------------------------------
[diamond] PIMCO VIT Commodity Real Return Strategy Portfolio
[diamond] PIMCO VIT Real Return
[diamond] PIMCO VIT Total Return Portfolio

SCUDDER INVESTMENTS VIT FUNDS - CLASS A
---------------------------------------
[diamond] Scudder VIT Equity 500 Index Fund

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - CLASS I SHARES
--------------------------------------------------------
[diamond] Technology Portfolio

WANGER ADVISORS TRUST
---------------------
[diamond] Wanger International Select
[diamond] Wanger International Small Cap
[diamond] Wanger Select
[diamond] Wanger U.S. Smaller Companies]

It is important for you to understand the basic features of the proposed policy and your existing coverage before you decide to replace your present coverage. You should also know if the replacement will result in any income taxes. It may not be in your best interest to buy this policy in exchange for an existing life insurance policy or annuity contract.

The policy is neither a deposit nor an obligation of, underwritten or guaranteed by, any financial institution or credit union. It is not federally insured nor endorsed by the Federal Deposit Insurance Corporation or any other state or federal agency. Policy investments are subject to risk, including the fluctuation of policy values and possible loss of principal invested or premiums paid.

The Securities and Exchange Commission ("SEC") has neither approved nor disapproved these securities, nor have they passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense. Read and keep this prospectus for future reference.

 IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT US AT OUR MAIN ADMINISTRATIVE OFFICE:

                         [envelope]   PHOENIX VARIABLE PRODUCTS MAIL OPERATIONS
                                      PO Box 8027
                                      Boston, MA 02266-8027

                         [telepone]   VARIABLE AND UNIVERSAL LIFE ADMINISTRATION
                                      800/541-0171

                                TABLE OF CONTENTS

 Heading                                                                    Page
--------------------------------------------------------------------------------

RISK/BENEFIT SUMMARY .....................................................     3
  Policy Benefits ........................................................     3
  GMWB Policy Benefits ...................................................     4
  Policy Risks ...........................................................     4
  GMWB Policy Risks ......................................................     4
FEE TABLES................................................................     5
  Transaction Fees for All Policies.......................................     5
  Transaction Fees - Policies without the GMWB Feature....................     5
  Periodic Charges Other than Fund Operating Expenses
     for All Policies.....................................................     6
  Guaranteed Minimum Withdrawal Benefit (GMWB) Fee........................     6
  Minimum and Maximum Fund Operating Expenses
     for All Policies.....................................................     7
  Annual Fund Expenses....................................................     8
PHL VARIABLE INSURANCE COMPANY ...........................................    10
PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT....................................    10
  Business Day............................................................    10
  Performance History ....................................................    10
VOTING RIGHTS ............................................................    10
THE GUARANTEED INTEREST ACCOUNTS..........................................    11
  Guaranteed Interest Account.............................................    11
  Long-term Guaranteed Interest Account...................................    11
CHARGES AND DEDUCTIONS....................................................    11
  General ................................................................    11
  Charges Deducted from Premium Payments .................................    11
  Charges Deducted from Policy Value .....................................    11
  Conditional Charges ....................................................    12
  Loan Interest Charged ..................................................    13
  Tax Charges ............................................................    13
  Fund Charges............................................................    13
THE POLICY ...............................................................    13
  Contract Rights: Owner, Insured, Beneficiary ...........................    13
  Other Policy Provisions.................................................    14
  Contract Limitations....................................................    14
  Purchasing a Policy.....................................................    14
  Transfer of Policy Value................................................    16
  Disruptive Trading and Market Timing....................................    17
DEATH BENEFITS AND CHANGES IN FACE AMOUNTS ...............................    18
  Death Benefit ..........................................................    18
PAYMENT OF PROCEEDS ......................................................    19
  Surrender and Death Benefit Proceeds....................................    19
  Death Benefit Payment...................................................    19
  Surrenders and Withdrawals..............................................    19
  Postponement of Payments................................................    20
LOANS.....................................................................    20
  Policy Loans............................................................    20
  Overloan Protection Provision...........................................    21
GUARANTEED MINIMUM WITHDRAWAL BENEFIT
   (GMWB) FEATURE.........................................................    21
  Guaranteed Minimum Withdrawal Benefit
     (GMWB) Feature.......................................................    21
  GMWB Waiting Period.....................................................    21
  Withdrawal Limit .......................................................    21
  Optional Withdrawal Limit Step-up.......................................    22
  Change of Withdrawal Limit Percentage...................................    22
  Overdrawn Protection and GMWB Benefit Payments .........................    22
  Termination of the GMWB Feature.........................................    23
POLICY LAPSE AND REINSTATEMENT............................................    23
  Lapse...................................................................    23
  Extended Term Insurance ................................................    24
  Termination.............................................................    24
  Reinstatement...........................................................    24
FEDERAL INCOME TAX CONSIDERATIONS ........................................    24
  Introduction............................................................    24
  Income Tax Status.......................................................    25
  Policy Benefits.........................................................    25
  Business-Owned Policies.................................................    25
  Modified Endowment Contracts ...........................................    25
  Limitations on Unreasonable Mortality and Expense
     Charges..............................................................    26
  Qualified Plans.........................................................    26
  Diversification Standards...............................................    27
  Change of Ownership or Insured or Assignment............................    27
  Other Taxes.............................................................    27
  Withholding.............................................................    27
LEGAL PROCEEDINGS.........................................................    27
FINANCIAL STATEMENTS......................................................    27
GLOSSARY OF SPECIAL TERMS.................................................    28
APPENDIX A - INVESTMENT OPTIONS...........................................   A-1

RISK/BENEFIT SUMMARY
--------------------------------------------------------------------------------

The following summary identifies some of the benefits and risks of this policy. It omits detailed information that is included elsewhere in this prospectus, in the Statement of Additional Information (SAI), in individual fund prospectuses and in the terms of the underlying insurance policy. Please read the entire prospectus carefully before you decide to purchase a policy.

Certain terms used throughout the prospectus have been defined and can be found in the "Glossary of Special Terms" located at the end of the prospectus.

This prospectus is a disclosure document which summarizes your rights under the insurance product that you are purchasing. As with any summary it may differ in certain instances from the underlying insurance policy. Your rights and obligations under the policy will be determined by the language of the policy itself. The policy is subject to laws and regulations in every state where the policy is sold and the terms of the policy may vary from state to state. You should read your insurance policy carefully.

This policy is a fixed and flexible premium variable universal life insurance policy that is both an insurance product and a security. The policy is intended to provide flexibility for financial and investment planning for those persons needing death benefit protection.

You may purchase this policy either with or without the Guaranteed Minimum Withdrawal Benefit (GMWB) Feature. Your decision at issue, however, is irrevocable. The provisions and benefits discussed throughout this prospectus are generally applicable to both policy versions. Any differences due to purchasing the GMWB feature are indicated.

The policy has a required annual premium for the first four years with flexible premiums thereafter. The amount of level premium that you will be required to pay in each of the first four years will be an amount that will not exceed the Guideline Level Premium for your policy on the issue date. Also, this level premium will not exceed the TAMRA premium (the level premium required during the first seven policy years, when accrued at 4% with guaranteed cost of insurance rates and assuming no expenses, for the policy value to equal the face amount at age 100) for the face amount of your policy on the issue date.


POLICY BENEFITS

DEATH BENEFITS
The policy is first and foremost, a life insurance policy. While the policy remains in force we will pay a death benefit to your named beneficiary when the insured under the policy dies. All policies are issued with Death Benefit Option B, but you may change your death benefit option after the fourth policy year.

[diamond] Death Benefit Option A will equal the policy's face amount, or the minimum death benefit if greater.

[diamond] Death Benefit Option B will equal the face amount plus the policy value, or the minimum death benefit if greater.

The minimum death benefit is equal to the policy value on the date of death increased by a percentage taken from a table in the policy based on the attained age of the insured at the beginning of the policy year in which death occurs.

LOANS AND SURRENDERS
Generally, you may borrow up to the amount of your policy value less the current surrender charge and loan interest accrued to the end of the policy year. We will count any outstanding loan towards the applicable limit.

The net surrender value is the policy value reduced by outstanding loans and loan interest and any applicable surrender charge.

You may withdraw any part of your policy value at anytime. We may also impose a separate surrender charge.

You may surrender this policy anytime for its net surrender value. A surrender charge may be imposed.

INVESTMENT CHOICES
You may select from a wide variety of subaccounts and two Guaranteed Interest Accounts. Each subaccount invests directly in a professionally managed fund. You may transfer policy value among any of the subaccounts and the Guaranteed Interest Accounts while continuing to defer current income taxes.

ASSET ALLOCATION PROGRAM
You may participate in an Asset Allocation Program. Presently we offer two such programs, the Phoenix-Ibbotson Strategic Models and the Phoenix-S&P Dynamic Series*, although we may offer other programs in the future. Each asset allocation program offers a range of asset classes. If you purchase the GMWB feature, you must also elect an asset allocation program through which to allocate your premiums and policy value.

TAX BENEFITS
Under current federal income tax law, death benefits are not subject to income taxes. Earnings on the premiums invested in the Separate Account and the Guaranteed Interest Accounts are not subject to income taxes until there is a distribution from the policy. Taking a loan or a full or withdrawal from the policy, however, could result in recognition of income for tax purposes.

TEMPORARY INSURANCE COVERAGE
We will issue you a Temporary Insurance Receipt when you submit the complete, signed application and at least the minimum initial premium. This will provide you with immediate insurance protection under the terms set forth in the Receipt.

OPTIONAL INSURANCE BENEFITS
Currently, additional riders are not available for this policy; however, we reserve the right to offer additional riders in the future.

*"S&P," "S&P500," "SPDR," "Standard & Poor's" and "Standard & Poor's Depositary Receipts" are registered trademarks of The McGraw-Hill Companies, Inc.

YOUR RIGHT TO CANCEL THE POLICY
You have the right to review the policy and cancel it if you are not satisfied. Simply return the policy to us within ten days after you receive it, or within 45 days of signing the application. Your state may require a longer period.


GMWB POLICY BENEFITS

GUARANTEED MINIMUM WITHDRAWAL BENEFIT (GMWB) FEATURE
You may purchase this policy with a Guaranteed Minimum Withdrawal Benefit (GMWB) feature. The GMWB feature guarantees a minimum income benefit regardless of investment performance, subject to an annual Withdrawal Limit and the GMWB Waiting Period. This guaranteed income is provided through a combination of withdrawals from policy value, loans and GMWB benefit payments. If you purchase this policy with the GMWB feature, you must select an asset allocation program for your initial and subsequent premium payments and payments will be allocated to the subaccounts according to the program that you select.

OVERDRAWN PROTECTION
Overdrawn protection maintains a minimum policy value and death benefit preventing the policy from terminating prior to the death of the insured.


POLICY RISKS

SUITABILITY RISK
Variable life insurance is designed for long term financial planning, and the policy is not suitable for short-term savings and investment. The policy may also be unsuitable if you do not require death benefit protection, as there are additional costs and expenses associated with providing insurance.

Surrender charges apply during the first seven years; therefore, it may not be appropriate for you to purchase a policy if you foresee the need to withdraw all or part of your policy value during the first few policy years.

ADVERSE TAX RISK
If the cumulative premium you pay exceeds a defined limit, your policy may become a modified endowment contract, as defined by Internal Revenue Code section 72(e). Surrenders, withdrawals and loans (as well as GMWB benefit payments if you purchase the GMWB feature) under the policy will then be taxable as ordinary income to the extent that there are earnings in the policy, and a 10% penalty may apply to these distributions.

RISK OF LAPSE
Your policy will remain in force as long as required premiums are paid and the policy value, less any outstanding debt, is enough to pay the monthly charges incurred under the policy. If the above conditions are not met, the policy will lapse, or end. You will receive an amount equal to the policy's net surrender value in the event that the policy lapses and the net surrender value is positive. We will alert you to an impending lapse situation and give you an opportunity to keep the policy in force by paying a specified amount.

Withdrawals, loans and associated loan interest can negatively affect policy value, and increase the risk of policy lapse.

RISKS OF ACCESSING POLICY VALUES
The drawbacks to accessing policy values through loans and withdrawals include decreases in the face amount of your policy, reductions in the death benefit, and lower policy values. Reductions in policy values may increase the risk of lapse and the loss of insurance protection. If you fully surrender the policy prior to the seventh policy year, you will be assessed a surrender charge. Taking a loan, surrendering your policy or withdrawing a part of your policy values may also result in recognition of income for tax purposes.

INVESTMENT RISK
Your policy value will fluctuate with the investment performance of the subaccounts you choose and is not guaranteed. Your investment may decline or may not perform to your expectations. There is no assurance that any fund will achieve its stated investment objective. You bear the corresponding investment risk. A comprehensive discussion of the risks of each fund purchased by a subaccount of the Separate Account may be found in the funds' prospectuses.


GMWB POLICY RISKS

GMWB RESTRICTIONS
If you purchase the GMWB feature, you must allocate your premiums and policy values in accordance with one of our asset allocation programs. Any applicable asset allocation requirements will be determined on the policy date and will not change while the policy is in effect. Although the asset allocation programs allow you to choose an allocation for your premiums and policy values, your ability to select specific subaccounts and to transfer premium payments and policy value among the various subaccounts will be restricted. You will also be restricted from allocating premiums and policy values to the Guaranteed Interest Accounts.

The diversification provided by asset allocation models does not guarantee or protect against loss. There is no guarantee that a diversified portfolio will outperform a non-diversified portfolio. You bear all the corresponding investment risks.

The amount of the guaranteed minimum income benefit that you will receive is contingent upon certain elections being made. Refer to the "Guaranteed Minimum Withdrawal Benefit (GMWB)" section of this prospectus as well as your policy for more information.

THE FOLLOWING TABLES DESCRIBE THE FEES, AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND SURRENDERING THE POLICY. THE FIRST TABLE, WHICH APPLIES TO ALL VERSIONS OF THE POLICY, DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE POLICY, SURRENDER THE POLICY OR TRANSFER POLICY VALUE BETWEEN INVESTMENT OPTIONS


FEE TABLES

------------------------------------------------------------------------------------------------------------------------------------
                                                  TRANSACTION FEES FOR ALL POLICIES
-------------------------------- ---------------------------- ----------------------------------------------------------------------
            CHARGE                      WHEN DEDUCTED                                    AMOUNT DEDUCTED
-------------------------------- ---------------------------- ----------------------------------------------------------------------
PREMIUM EXPENSE CHARGE           Upon premium payment         5% of the premium payment
-------------------------------- ---------------------------- ----------------------------------------------------------------------
ADMINISTRATIVE CHARGE(1)
                                 Monthly calculation date
Minimum - Maximum                (2) for the first 10         $0.04 per $1,000 of face amount to $35 per $1,000 of face amount policy years
Example for a Male, Age 45                                    $0.22 per $1,000 of face amount
-------------------------------- ---------------------------- ----------------------------------------------------------------------

SURRENDER CHARGE                 Upon surrender or lapse      35% of the policy's required annual premium, but not greater than policy value in policy years 1-7; 0% thereafter
                                 ---------------------------- ----------------------------------------------------------------------
                                 Upon withdrawal of policy    Surrender charge multiplied by the result of dividing the withdrawal
                                 value                        amount by the surrender value
                                 ---------------------------- ----------------------------------------------------------------------
                                 Upon face amount decrease    Surrender charge multiplied by the result of dividing the face decrease amount by the face amount before the reduction
-------------------------------- ---------------------------- ----------------------------------------------------------------------
WITHDRAWAL FEE                   Upon withdrawal              We do not charge a withdrawal fee, but we reserve the right to charge up to a $25 fee from your policy value.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
                                                              We do not charge for transfers between investment options, but we
TRANSFER CHARGE                  Upon transfer                reserve the right to charge up to $20 per transfer after the first twelve transfers in any policy year.
------------------------------------------------------------------------------------------------------------------------------------

THIS TABLE DESCRIBES THE FEE IF YOU WILL PAY IF YOU EXERCISE THE OVERLOAN PROTECTION PROVISION (AVAILABLE ONLY ON POLICIES WITHOUT THE GMWB FEATURE).

                                        TRANSACTION FEES - POLICIES WITHOUT THE GMWB FEATURE
------------------------------------------------------------------------------------------------------------------------------------
            CHARGE                      WHEN DEDUCTED                                    AMOUNT DEDUCTED
-------------------------------- ---------------------------- ----------------------------------------------------------------------
OVERLOAN PROTECTION PROVISION    Upon exercise of the         A one-time transaction charge of 3.5% of the policy value.
                                 option on the next monthly
                                 calculation date(2)

------------------------------------------------------------------------------------------------------------------------------------

(1) This charge will vary according to issue age and face amount and is charged during the first ten policy years. The charge shown in the table may not be typical of the charge that you will pay. Your policy's specifications page will indicate the charge applicable to your policy. The charge will never exceed $80 per month. For more information, see "Charges and Deductions."
(2) The monthly calculation date occurs on the same day as the policy date (the date from which policy years and anniversaries are measured) or, if that date does not fall in any given month, it will be the last day of that month.

THE NEXT TABLE WHICH APPLIES TO ALL VERSIONS OF THE POLICY DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY, NOT INCLUDING FUND FEES AND EXPENSES.

                                PERIODIC CHARGES OTHER THAN FUND OPERATING EXPENSES FOR ALL POLICIES
------------------------------------------------------------------------------------------------------------------------------------
            CHARGE                      WHEN DEDUCTED                                    AMOUNT DEDUCTED
-------------------------------- ---------------------------- ----------------------------------------------------------------------
COST OF INSURANCE(1)
-------------------------------- ---------------------------- ----------------------------------------------------------------------
             Current                                          $0.027 per $1,000 of net amount at risk to $30.44 per $1,000 of net amount at risk each month.
Minimum - Maximum

  Example for a male age 45 in         On each monthly        $0.095 per $1,000 of net amount at risk per month.
  the non-tobacco premium class        calculation date.
--------------------------------                              ----------------------------------------------------------------------
           Guaranteed                                         $0.104 per $1,000 of net amount at risk to $83.33 per $1,000 of net amount at risk each month.
Minimum - Maximum

  Example for a male age 45 in                                $0.493 per $1,000 of net amount at risk per month.
  the non-tobacco premium class
-------------------------------- ---------------------------- ----------------------------------------------------------------------
MORTALITY AND EXPENSE RISK          On each business day      0.00247% of the balance in the Separate Accounts each business day
CHARGE(2)
                                                              (0.90% on an annual basis)
Maximum
-------------------------------- ---------------------------- ----------------------------------------------------------------------
                                                              Currently, there are no charges for taxes. We reserve the right to impose a charge should we become liable for taxes in the future.
TAX CHARGES                      When we become liable for    Possible taxes would include state or federal income taxes on
                                 taxes                        investment gains of the Separate Account and would be included in our calculation of subaccount values.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
                                 Interest accrues daily and
                                 is due on each policy
                                 anniversary. If not paid
LOAN INTEREST RATE CHARGE(3)     on that date, we will        The maximum net cost to the policy value is 2% of the loan balance
                                 treat the accrued interest   on an annual basis.
                                 as another loan against
                                 the policy.
-------------------------------- ---------------------------- ----------------------------------------------------------------------

(1) Cost of insurance charges will vary according to age, gender, underwriting class, policy year, net amount at risk, and the ratio of policy value to death benefit. The cost of insurance charges shown in the table may not be typical of the charges you will pay. Your policy's specifications page will indicate the guaranteed cost of insurance applicable to your policy. More detailed information concerning your cost of insurance is available upon request. Before you purchase the policy, we will provide you personalized illustrations of your future benefits under the policy based upon the age and premium class of the person you wish to insure, the death benefit option, face amount, planned periodic premiums, and riders requested.
(2) We currently offer reduced mortality and expense risk charges beginning in policy year 11. For more information, see "Charges and Deductions."
(3) The maximum net cost to the policy is the difference between the rate we charge for the outstanding loan, and the rate we credit the loaned portion of the Guaranteed Interest Account, where we allocate policy value equal to the amount of the loan, as collateral. The net cost to the policy can be as low as 0.00% on an annual basis. For more information, see "Charges and Deductions" and "Loans."


THE NEXT TABLE DESCRIBES THE FEE THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY, NOT INCLUDING FUND FEES AND EXPENSES IF YOU PURCHASE THE GUARANTEED MINIMUM WITHDRAWAL BENEFIT (GMWB) FEATURE. THIS FEE IS CHARGED IN ADDITION TO THE TRANSACTION FEES OR THE PERIODIC EXPENSES LISTED ABOVE.

                                          GUARANTEED MINIMUM WITHDRAWAL BENEFIT (GMWB) FEE
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  AMOUNT DEDUCTED
                                    CHARGE                                              WHEN DEDUCTED                 MONTHLY
------------------------------------------------------------------------- ----------------------------------- ----------------------
                                                                                                              Current       0.0583%
GUARANTEED MINIMUM WITHDRAWAL BENEFIT (GMWB) FEE PERCENTAGE(1)             On each monthly calculation date   (0.70% annual basis)

------------------------------------------------------------------------------------------------------------------------------------

(1) The fee for the GMWB feature is determined by multiplying the GMWB fee percentage by the greater (a) the cumulative premiums less withdrawals, less any outstanding loans, and (b) the total policy value at the time the fee is assessed. We reserve the right to charge up to 1.50% annually; however, your fee percentage is locked in at the time you purchase the GMWB feature. For more information, see "Charges and Deductions."

THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM FEES AND EXPENSES CHARGED, AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS, FOR THE YEAR ENDED 12/31/2005, BY THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY. MORE DETAIL CONCERNING EACH OF THE FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.

                                    MINIMUM AND MAXIMUM FUND OPERATING EXPENSES FOR ALL POLICIES

                                                                               Minimum                             Maximum

Total Annual Fund Operating Expenses(1)                                        [0.29%]              -              [2.68%]
(expenses that are deducted from a fund's assets,
including management fees, distribution and/or
12b-1 fees, and other expenses)

(1) The total and net fund operating expenses for each available investment portfolio are given in the following tables.

  ANNUAL FUND EXPENSES (as a percentage of fund average net assets for the year ended 12/31/04)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                             Rule
                                                           Investment      12b-1 or      Other Operating       Total Annual Fund
                        Series                           Management Fee   Service Fees       Expenses               Expenses
------------------------------------------------------- ----------------- ------------ -------------------- -----------------------
AIM VARIABLE INSURANCE FUNDS - SERIES I SHARES
------------------------------------------------------- ----------------- ------------ -------------------- -----------------------
AIM V.I. Capital Appreciation Fund
------------------------------------------------------- ----------------- ------------ -------------------- -----------------------
FEDERATED INSURANCE SERIES
------------------------------------------------------- ----------------- ------------ -------------------- -----------------------
Federated Fund for U.S. Government Securities II
------------------------------------------------------- ----------------- ------------ -------------------- -----------------------
Federated High Income Bond Fund II - Primary Shares
------------------------------------------------------- ----------------- ------------ -------------------- -----------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS - SERVICE CLASS
------------------------------------------------------- ----------------- ------------ -------------------- -----------------------
VIP Contrafund(R) Portfolio
------------------------------------------------------- ----------------- ------------ -------------------- -----------------------
VIP Growth Opportunities Portfolio
------------------------------------------------------- ----------------- ------------ -------------------- -----------------------
VIP Growth Portfolio                                                         [TO BE FILED BY SUBSEQUENT AMENDMENT]
------------------------------------------------------- ----------------- ------------ -------------------- -----------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2
------------------------------------------------------- ----------------- ------------ -------------------- -----------------------
Franklin Income Securities Fund
------------------------------------------------------- ----------------- ------------ -------------------- -----------------------
Mutual Shares Securities Fund
------------------------------------------------------- ----------------- ------------ -------------------- -----------------------
Templeton Developing Markets Securities Fund
------------------------------------------------------- ----------------- ------------ -------------------- -----------------------
Templeton Foreign Securities Fund
------------------------------------------------------- ----------------- ------------ -------------------- -----------------------
Templeton Growth Securities Fund
------------------------------------------------------- ----------------- ------------ -------------------- -----------------------
LORD ABBETT SERIES FUND, INC. - CLASS VC
------------------------------------------------------- ----------------- ------------ -------------------- -----------------------
Bond-Debenture Portfolio
------------------------------------------------------- ----------------- ------------ -------------------- -----------------------
Growth and Income Portfolio
------------------------------------------------------- ----------------- ------------ -------------------- -----------------------
Mid-Cap Value Portfolio
------------------------------------------------------- ----------------- ------------ -------------------- -----------------------
NEUBERGER BERMAN ADVISORS MANAGEMENT TRUST - CLASS S
------------------------------------------------------- ----------------- ------------ -------------------- -----------------------
Neuberger Berman AMT Fasciano Portfolio
------------------------------------------------------- ----------------- ------------ -------------------- -----------------------
Neuberger Berman AMT Guardian Portfolio
------------------------------------------------------- ----------------- ------------ -------------------- -----------------------
OPPENHEIMER VARIABLE FUND ACCOUNTS FUNDS - SERVICE SHARES
------------------------------------------------------- ----------------- ------------ -------------------- -----------------------
Oppenheimer Capital Appreciation Fund/VA
------------------------------------------------------- ----------------- ------------ -------------------- -----------------------
Oppenheimer Global Securities Fund/VA
------------------------------------------------------- ----------------- ------------ -------------------- -----------------------
Oppenheimer Main Street Fund Small Cap/VA
------------------------------------------------------- ----------------- ------------ -------------------- -----------------------
THE PHOENIX EDGE SERIES FUND
------------------------------------------------------- ----------------- ------------ -------------------- -----------------------
Phoenix Mid-Cap Growth
------------------------------------------------------- ----------------- ------------ -------------------- -----------------------
Phoenix Strategic Theme                                                 [TO BE FILED BY SUBSEQUENT AMENDMENT]
------------------------------------------------------- ----------------- ------------ -------------------- -----------------------
Phoenix-Aberdeen International
------------------------------------------------------- ----------------- ------------ -------------------- -----------------------
Phoenix-AIM Growth
------------------------------------------------------- ----------------- ------------ -------------------- -----------------------
Phoenix-Alger Small-Cap Growth
------------------------------------------------------- ----------------- ------------ -------------------- -----------------------
Phoenix-Alliance/Bernstein Enhanced Index
------------------------------------------------------- ----------------- ------------ -------------------- -----------------------
Phoenix-Duff & Phelps Real Estate Securities
------------------------------------------------------- ----------------- ------------ -------------------- -----------------------
Phoenix-Engemann Capital Growth
------------------------------------------------------- ----------------- ------------ -------------------- -----------------------
Phoenix-Engemann Growth and Income
------------------------------------------------------- ----------------- ------------ -------------------- -----------------------
Phoenix-Engemann Small-Cap Growth
------------------------------------------------------- ----------------- ------------ -------------------- -----------------------
Phoenix-Engemann Strategic Allocation
------------------------------------------------------- ----------------- ------------ -------------------- -----------------------
Phoenix-Engemann Value Equity
------------------------------------------------------- ----------------- ------------ -------------------- -----------------------
Phoenix-Goodwin Money Market
------------------------------------------------------- ----------------- ------------ -------------------- -----------------------
Phoenix-Goodwin Multi-Sector Fixed Income
------------------------------------------------------- ----------------- ------------ -------------------- -----------------------
Phoenix-Goodwin Multi-Sector Short Term Bond
------------------------------------------------------- ----------------- ------------ -------------------- -----------------------
Phoenix-Kayne Rising Dividends
------------------------------------------------------- ----------------- ------------ -------------------- -----------------------
Phoenix-Kayne Small-Cap Quality Value
------------------------------------------------------- ----------------- ------------ -------------------- -----------------------
Phoenix-Lazard International Equity Select
------------------------------------------------------- ----------------- ------------ -------------------- -----------------------
Phoenix-Northern Dow 30
------------------------------------------------------- ----------------- ------------ -------------------- -----------------------
Phoenix-Northern Nasdaq-100 Index(R)
------------------------------------------------------- ----------------- ------------ -------------------- -----------------------
Phoenix-Sanford Bernstein Mid-Cap Value
------------------------------------------------------- ----------------- ------------ -------------------- -----------------------
Phoenix-Sanford Bernstein Small-Cap Value
-----------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------
                                                                              Net Annual Fund
                                                           Contractual        Expenses After
                                                         Reimbursements       Reimbursements
                Series                                     & Waivers             & Waivers
------------------------------------------------------- ----------------- ----------------------
AIM VARIABLE INSURANCE FUNDS - SERIES I SHARES
------------------------------------------------------- ----------------- ----------------------
AIM V.I. Capital Appreciation Fund
------------------------------------------------------- ----------------- ----------------------
FEDERATED INSURANCE SERIES
------------------------------------------------------- ----------------- ----------------------
Federated Fund for U.S. Government Securities II
------------------------------------------------------- ----------------- ----------------------
Federated High Income Bond Fund II - Primary Shares
------------------------------------------------------- ----------------- ----------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS - SERVICE CLASS
------------------------------------------------------- ----------------- ----------------------
VIP Contrafund(R) Portfolio
------------------------------------------------------- ----------------- ----------------------
VIP Growth Opportunities Portfolio
------------------------------------------------------- ----------------- ----------------------
VIP Growth Portfolio                                       [TO BE FILED BY SUBSEQUENT AMENDMENT]
------------------------------------------------------- ----------------- ----------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2
------------------------------------------------------- ----------------- ----------------------
Franklin Income Securities Fund
------------------------------------------------------- ----------------- ----------------------
Mutual Shares Securities Fund
------------------------------------------------------- ----------------- ----------------------
Templeton Developing Markets Securities Fund
------------------------------------------------------- ----------------- ----------------------
Templeton Foreign Securities Fund
------------------------------------------------------- ----------------- ----------------------
Templeton Growth Securities Fund
------------------------------------------------------- ----------------- ----------------------
LORD ABBETT SERIES FUND, INC. - CLASS VC
------------------------------------------------------- ----------------- ----------------------
Bond-Debenture Portfolio
------------------------------------------------------- ----------------- ----------------------
Growth and Income Portfolio
------------------------------------------------------- ----------------- ----------------------
Mid-Cap Value Portfolio
------------------------------------------------------- ----------------- ----------------------
NEUBERGER BERMAN ADVISORS MANAGEMENT TRUST - CLASS S
------------------------------------------------------- ----------------- ----------------------
Neuberger Berman AMT Fasciano Portfolio
------------------------------------------------------- ----------------- ----------------------
Neuberger Berman AMT Guardian Portfolio
------------------------------------------------------- ----------------- ----------------------
OPPENHEIMER VARIABLE FUND ACCOUNTS FUNDS - SERVICE SHARES
------------------------------------------------------- ----------------- ----------------------
Oppenheimer Capital Appreciation Fund/VA
------------------------------------------------------- ----------------- ----------------------
Oppenheimer Global Securities Fund/VA
------------------------------------------------------- ----------------- ----------------------
Oppenheimer Main Street Fund Small Cap/VA
------------------------------------------------------- ----------------- ----------------------
THE PHOENIX EDGE SERIES FUND
------------------------------------------------------- ----------------- ----------------------
Phoenix Mid-Cap Growth
------------------------------------------------------- ----------------- ----------------------
Phoenix Strategic Theme                                    [TO BE FILED BY SUBSEQUENT AMENDMENT]
------------------------------------------------------- ----------------- ----------------------
Phoenix-Aberdeen International
------------------------------------------------------- ----------------- ----------------------
Phoenix-AIM Growth
------------------------------------------------------- ----------------- ----------------------
Phoenix-Alger Small-Cap Growth
------------------------------------------------------- ----------------- ----------------------
Phoenix-Alliance/Bernstein Enhanced Index
------------------------------------------------------- ----------------- ----------------------
Phoenix-Duff & Phelps Real Estate Securities
------------------------------------------------------- ----------------- ----------------------
Phoenix-Engemann Capital Growth
------------------------------------------------------- ----------------- ----------------------
Phoenix-Engemann Growth and Income
------------------------------------------------------- ----------------- ----------------------
Phoenix-Engemann Small-Cap Growth
------------------------------------------------------- ----------------- ----------------------
Phoenix-Engemann Strategic Allocation
------------------------------------------------------- ----------------- ----------------------
Phoenix-Engemann Value Equity
------------------------------------------------------- ----------------- ----------------------
Phoenix-Goodwin Money Market
------------------------------------------------------- ----------------- ----------------------
Phoenix-Goodwin Multi-Sector Fixed Income
------------------------------------------------------- ----------------- ----------------------
Phoenix-Goodwin Multi-Sector Short Term Bond
------------------------------------------------------- ----------------- ----------------------
Phoenix-Kayne Rising Dividends
------------------------------------------------------- ----------------- ----------------------
Phoenix-Kayne Small-Cap Quality Value
------------------------------------------------------- ----------------- ----------------------
Phoenix-Lazard International Equity Select
------------------------------------------------------- ----------------- ----------------------
Phoenix-Northern Dow 30
------------------------------------------------------- ----------------- ----------------------
Phoenix-Northern Nasdaq-100 Index(R)
------------------------------------------------------- ----------------- ----------------------
Phoenix-Sanford Bernstein Mid-Cap Value
------------------------------------------------------- ----------------- ----------------------
Phoenix-Sanford Bernstein Small-Cap Value
------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------------
                                                                             Rule
                                                           Investment      12b-1 or      Other Operating       Total Annual Fund
                        Series                           Management Fee   Service Fees       Expenses               Expenses
------------------------------------------------------- ----------------- ------------ -------------------- -----------------------
Phoenix-S&P Dynamic Asset Allocation Series:
Aggressive Growth
------------------------------------------------------- ----------------- ------------ -------------------- -----------------------
Phoenix-S&P Dynamic Asset Allocation Series:                   [TO BE FILED BY SUBSEQUENT AMENDMENT]
Growth
------------------------------------------------------- ----------------- ------------ -------------------- -----------------------
Phoenix-S&P Dynamic Asset Allocation Series:
Moderate
------------------------------------------------------- ----------------- ------------ -------------------- -----------------------
Phoenix-S&P Dynamic Asset Allocation Series:
Moderate Growth
------------------------------------------------------- ----------------- ------------ -------------------- -----------------------
PIMCO VARIABLE INSURANCE TRUST - ADVISOR CLASS
------------------------------------------------------- ----------------- ------------ -------------------- -----------------------
PIMCO VIT Commodity Real Return Strategy
Portfolio
------------------------------------------------------- ----------------- ------------ -------------------- -----------------------
PIMCO VIT Real Return
------------------------------------------------------- ----------------- ------------ -------------------- -----------------------
PIMCO VIT Total Return Portfolio
------------------------------------------------------- ----------------- ------------ -------------------- -----------------------
SCUDDER INVESTMENTS VIT FUNDS - CLASS A
------------------------------------------------------- ----------------- ------------ -------------------- -----------------------
Scudder VIT Equity 500 Index Fund
------------------------------------------------------- ----------------- ------------ -------------------- -----------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - CLASS I SHARES
------------------------------------------------------- ----------------- ------------ -------------------- -----------------------
Technology Portfolio
------------------------------------------------------- ----------------- ------------ -------------------- -----------------------
WANGER ADVISORS TRUST
------------------------------------------------------- ----------------- ------------ -------------------- -----------------------
Wanger International Select
------------------------------------------------------- ----------------- ------------ -------------------- -----------------------
Wanger International Small Cap
------------------------------------------------------- ----------------- ------------ -------------------- -----------------------
Wanger Select
------------------------------------------------------- ----------------- ------------ -------------------- -----------------------
Wanger U.S. Smaller Companies
----------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------
                                                                              Net Annual Fund
                                                           Contractual        Expenses After
                                                         Reimbursements       Reimbursements
                Series                                     & Waivers             & Waivers
------------------------------------------------------- ----------------- ----------------------
Phoenix-S&P Dynamic Asset Allocation Series:
Aggressive Growth
------------------------------------------------------- ----------------- ----------------------
Phoenix-S&P Dynamic Asset Allocation Series:               [TO BE FILED BY SUBSEQUENT AMENDMENT]
Growth
------------------------------------------------------- ----------------- ----------------------
Phoenix-S&P Dynamic Asset Allocation Series:
Moderate
------------------------------------------------------- ----------------- ----------------------
Phoenix-S&P Dynamic Asset Allocation Series:
Moderate Growth
------------------------------------------------------- ----------------- ----------------------
PIMCO VARIABLE INSURANCE TRUST - ADVISOR CLASS
------------------------------------------------------- ----------------- ----------------------
PIMCO VIT Commodity Real Return Strategy
Portfolio
------------------------------------------------------- ----------------- ----------------------
PIMCO VIT Real Return
------------------------------------------------------- ----------------- ----------------------
PIMCO VIT Total Return Portfolio
------------------------------------------------------- ----------------- ----------------------
SCUDDER INVESTMENTS VIT FUNDS - CLASS A
------------------------------------------------------- ----------------- ----------------------
Scudder VIT Equity 500 Index Fund
------------------------------------------------------- ----------------- ----------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - CLASS I SHARES
------------------------------------------------------- ----------------- ----------------------
Technology Portfolio
------------------------------------------------------- ----------------- ----------------------
WANGER ADVISORS TRUST
------------------------------------------------------- ----------------- ----------------------
Wanger International Select
------------------------------------------------------- ----------------- ----------------------
Wanger International Small Cap
------------------------------------------------------- ----------------- ----------------------
Wanger Select
------------------------------------------------------- ----------------- ----------------------
Wanger U.S. Smaller Companies
------------------------------------------------------------------------------------------------


                                      [To be filed by subsequent amendment]

PHL VARIABLE INSURANCE COMPANY
--------------------------------------------------------------------------------

PHL Variable Insurance Company is a Connecticut stock life insurance company incorporated July 15, 1981. We sell life insurance policies and annuity contracts through brokers. Our executive and administrative office is at One American Row in Hartford, Connecticut 06103-2899.


PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
--------------------------------------------------------------------------------

PHL Variable established the Separate Account as a separate account under Connecticut insurance law on September 10, 1998. The Separate Account is registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940. The SEC does not supervise the management, investment practices or policies of the Separate Account or of PHL Variable.

All income, gains or losses, whether or not realized, of the Separate Account are credited to or charged against amounts placed in the Separate Account without regard to the other income, gains and losses of PHL Variable. The assets of the Separate Account may not be charged with liabilities arising out of any other business we conduct. PHL Variable is responsible for all obligations under the policies.

The Separate Account is divided into subaccounts, each of which is available for allocation of policy value. We determine the value of each subaccount's shares at the end of every business day that the New York Stock Exchange ("NYSE") is open. Each subaccount will invest solely in a single investment portfolio of a fund. The fund names and the portfolio names are listed on page one of this prospectus. Each portfolio's investment type is given in Appendix A.

PHL Variable does not guarantee the investment performance of the Separate Account or any of its subaccounts. The policy value allocated to the Separate Account depends on the investment performance of the underlying funds. As policy owner, you bear the full investment risk for all monies invested in the Separate Account.

We reserve the right to add, remove, modify, or substitute portfolios in which the Separate Account invests.

Copies of the fund prospectuses may be obtained by writing to us or calling us at the address or telephone number provided on the front page of this prospectus.


BUSINESS DAY
A business day is any day the New York Stock Exchange ("NYSE") is open for trading and PHL Variable is open for business. However, transaction processing may be postponed for the following reasons:

1.  the NYSE is closed or may have closed early;
2.  the SEC has determined that a state of emergency exists; or
3. on days when a certain market is closed (e.g., the U.S. Government bond market is closed on Columbus Day and Veteran's Day).

The NYSE Board of Directors reserves the right to change the NYSE schedule as conditions warrant. On each valuation date, the value of the Separate Account is determined at the close of the NYSE (currently 4:00 p.m. Eastern Time). The NYSE is scheduled to be closed on the following days:

---------------------------------------------------------
 New Year's Day                   Independence Day
---------------------------------------------------------
 Martin Luther King, Jr. Day      Labor Day
---------------------------------------------------------
 Presidents Day                   Thanksgiving Day
---------------------------------------------------------
 Good Friday                      Christmas Day
---------------------------------------------------------
 Memorial Day
---------------------------------------------------------


PERFORMANCE HISTORY
We may choose to include performance history of the subaccounts or the underlying portfolios in advertisements, sales literature or reports. Performance information about each subaccount is based on past performance and is not an indication of future performance.


VOTING RIGHTS
--------------------------------------------------------------------------------

We legally own all fund shares held by the subaccounts; however, we vote those shares at shareholder meetings according to voting instructions we receive from policy owners with an interest in the subaccounts. We may decide to vote the shares in our own right should the law change to permit us to do so.

While your policy is in effect, you may provide us with voting instructions for each subaccount in which you have an interest. We determine the number of votes you may cast by applying your percentage interest in a subaccount to the total number of votes attributable to the subaccount.

We will send you proxy material, reports and other materials relevant to the subaccounts in which you have a voting interest. In order to vote you must complete the proxy form and return it with your voting instructions. You may also be able to vote your interest by telephone or over the Internet if such instructions are included in the proxy material. We will vote all of the shares we own on your behalf, in accordance with your instructions. We will vote the shares for which we do not receive instructions, and any other shares we own, in the same proportion as the shares for which we do receive instructions.

We may ask you to provide voting instructions for such items as:

1)  the election of the fund's Trustees;

2)  the ratification of the independent accountants for the fund;

3)  approval or amendment of investment advisory agreements;

4)  a change in fundamental policies or restrictions of the series; and

5)  any other matters requiring a shareholder vote.

You may obtain an available fund's prospectus by contacting us at the address and telephone number given on page one.


THE GUARANTEED INTEREST ACCOUNTS
--------------------------------------------------------------------------------

Note: Currently if you purchase the GMWB feature, you are restricted from transferring and allocating premiums and policy values to the guaranteed interest accounts. All GMWB feature premium allocations must be made in accordance to an Asset Allocation Program. We reserve the right to remove this restriction at a later date.

In addition to the Separate Account, you may allocate premiums or transfer values to the Guaranteed Interest Account or Long-term Guaranteed Interest Accounts. Amounts you allocate to the Guaranteed Interest Accounts are deposited in our general account. You do not share in the investment experience of our general account. Rather, we guarantee a minimum rate of return on the allocated amounts. Although we are not obligated to credit interest at a higher rate than the minimum, we may credit any excess interest as determined by us based on expected investment yield information.

The Long-term Guaranteed Interest Account has more restrictive transfer options out of the general account than the Guaranteed Interest Account so that longer term investments can be made.

We reserve the right to limit total deposits and transfers to the Guaranteed Interest Accounts to no more than $250,000 during any one-week period per policy. We also reserve the right to limit transfers and cumulative premium payments to $1,000,000 over a 12-month period.

You may make transfers into the Guaranteed Interest Accounts at any time. In general, you may make only one transfer per year from the Guaranteed Interest Accounts. Transfers from the Guaranteed Interest Accounts may also be subject to other rules as described in this prospectus.

Because of exemptive and exclusionary provisions, we have not registered interests in our general account under the Securities Act of 1933. Also, we have not registered our general account as an investment company under the Investment Company Act of 1940, as amended. Therefore, neither the general account nor any of its interests are subject to these Acts, and the U.S. Securities and Exchange Commission ("SEC") has not reviewed the general account disclosures. These disclosures may, however, be subject to certain provisions of the federal securities law regarding accuracy and completeness of statements made in this prospectus.

The features specific to each type of Guaranteed Interest Account are detailed below.


GUARANTEED INTEREST ACCOUNT
The amount that can be transferred out is limited to the greater of $1,000 or 25% of the policy value in the non-loaned portion of the Guaranteed Interest Account as of the date of the transfer. You may transfer the total non-loaned policy value out of the Guaranteed Interest Account to one or more of the subaccounts over a consecutive 4-year period according to the following schedule:

[diamond] First Year:     25% of the total value
[diamond] Second Year:    33% of remaining value
[diamond] Third Year:     50% of remaining value
[diamond] Fourth Year:    100% of remaining value

LONG-TERM GUARANTEED INTEREST ACCOUNT
The amount that can be transferred out is limited to the greatest of (a) $1,000,
(b) 10% of the policy value in the Long-term Guaranteed Interest Account as of the date of the transfer, or (c) the amount of policy value transferred out of the Long-term Guaranteed Interest Account in the prior policy year.

Transfers from the Long-term Guaranteed Interest Account are not permitted under the Systematic Transfer Programs.


CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

GENERAL
Charges affect your policy value and the amount you may receive from your policy.

We make deductions to compensate us for our various expenses in selling, maintaining, underwriting and issuing the policy and guaranteeing the insurance benefits.


CHARGES DEDUCTED FROM PREMIUM PAYMENTS

PREMIUM EXPENSE CHARGE
We deduct a charge of 5% from each premium payment to the policy that we use to reimburse the Company for a variety of expenses we incur in selling the policy (e.g., commissions, advertising and printing).


CHARGES DEDUCTED FROM POLICY VALUE

MONTHLY CHARGES
We make monthly deductions on each monthly calculation date from the subaccounts, the non-loaned portion of the Guaranteed Interest Account and the Long-term Guaranteed Interest Account according to your specified allocation instructions. Should any of the investment options on your schedule become depleted, we will proportionally increase the deduction from the remaining investment options.

If you purchase the GMWB feature or participate in an asset allocation program, we will deduct the monthly charges from the subaccounts on a pro rata basis across the subaccounts in which you are currently invested.

ADMINISTRATIVE CHARGE
We deduct a monthly charge per $1,000 of face amount during the first 10 policy years. The monthly charge per $1,000 of face amount is calculated as follows:

(Issue Age/150) - .08

The table below provides examples of the Administrative Charge for various issue ages.

----------------------------------------------
                     ADMINISTRATIVE CHARGE
    ISSUE AGE       PER 1,000 OF FACE AMOUNT
---------------- -----------------------------
        18                   0.040
---------------- -----------------------------
        25                   0.087
---------------- -----------------------------
        35                   0.153
---------------- -----------------------------
        45                   0.220
---------------- -----------------------------
        55                   0.287
---------------- -----------------------------
        65                   0.353
----------------------------------------------

The Administrative Charge will never exceed $80 per month.

COST OF INSURANCE
We determine this charge by multiplying the appropriate cost of insurance rate by the net amount at risk. The net amount at risk is the difference between your policy's death benefit and your policy value. We generally base our rates on gender, age, and risk class. We also consider the duration, or how long the policy has been in force. We are not permitted to consider gender as a factor in some states and under certain qualified plans. We base the actual monthly cost of insurance charge on what we expect our future mortality experiences will be. Charges will not exceed the guaranteed cost of insurance rates set forth in your policy. The guaranteed maximum rates are subject to state variation and range between 100% to 125% of the 1980 Commissioners Standard Ordinary ("CSO") Mortality Table, based on the insured's last birthday. We will apply any change in our cost of insurance rates uniformly to all persons of the same gender, insurance age and risk class whose policies have been in force for the same length of time. We currently insure lives as either non-tobacco risk class or a tobacco risk class involving a higher mortality risk. We determine your risk class based on your health and the medical information you provide. Lives in the non-tobacco risk classes will have a lower cost of insurance for otherwise identical policies, than lives in the higher mortality tobacco risk class.

The current monthly cost of insurance rate will vary based on the ratio of the policy value to the death benefit on any monthly calculation date. If the ratio of the policy value to the death benefit is greater than or equal to 20% and less than 40%, then the current cost of insurance rate will be discounted by 5%. If the ratio of the policy value to the death benefit is greater than 40%, then the current cost of insurance rate will be discounted by 10%.

-----------------------------------------------------------------
   RATIO OF POLICY VALUE TO        REDUCTION IN CURRENT COST OF
        DEATH BENEFIT                     INSURANCE RATE
--------------------------------- -------------------------------
 Less than 20%                                  0%
--------------------------------- -------------------------------
 Greater than or equal to 20%
 and less than 40%                              5%
--------------------------------- -------------------------------
 Greater than or equal to 40%                  10%
-----------------------------------------------------------------

THE GMWB FEE
If you purchase the GMWB feature, we will deduct the GMWB Fee from the non-loaned policy value on each monthly calculation date prior to the date GMWB benefit payments commence. The amount of the GMWB Fee is equal to the GMWB Fee percentage divided by 12, and then multiplied by the greater of (1) cumulative premiums less cumulative withdrawals less the policy debt and (2) the total policy value at the time the fee is assessed. The fee is deducted from each subaccount on a proportional basis as determined by your asset allocation program.

Currently the GMWB Fee Percentage is 0.70%.We reserve the right to charge up to 1.50%. The fee percentage is determined on the policy date and will remain unchanged while your policy is in force unless you choose an Optional Withdrawal Limit Step-up.

MORTALITY AND EXPENSE RISK CHARGE
We assume a mortality risk that, as a whole, the people we insure may die sooner than expected. We would then pay greater total death benefits than we had expected.

We assume an expense risk that expenses we incur in issuing and maintaining the policies may exceed the administrative charges expected for the policies.

If the expenses do not exceed the charges, or if our mortality projections prove to be accurate, we may profit from this charge. We may use profits from this charge for any proper purpose, including the payment of sales expenses or any other expenses that may exceed income in a given year.

During the first ten policy years, your policy will pay a mortality and expense risk charge daily equal to 0.00132% (0.48% annually) of the balance in the each subaccount. Beginning in policy year 11, your policy will pay a mortality and expense risk charge daily equal to 0.00033% (0.12% annually) of the balance in each subaccount. These rates are current and are not guaranteed. The guaranteed annual mortality and expense risk charge is equal to 0.00247% (0.90% annually) of the balance in each subaccount.

We review the mortality and expense risk charge periodically, and may re-determine the charge at such time on a basis that does not discriminate unfairly within any class of insureds. Any change will be determined prospectively.


CONDITIONAL CHARGES

SURRENDER CHARGE
The surrender charge applies during the first seven policy years if you surrender the policy for its surrender value, request a face amount decrease or make a withdrawal. The surrender charge is designed to recover the expense of distributing policies that are terminated before distribution expenses have been recouped from revenue generated by these policies. These are contingent charges because they are paid only if you surrender the policy, if you reduce the policy's face amount or make a withdrawal during this period. They are deferred charges because they are not deducted from premiums.

The surrender charge is 35% of the policy's required annual premium, but will not exceed the policy value; therefore, we will never require you to submit an additional payment in order to surrender your policy.

You may be assessed a pro rata portion of the surrender charge if you request a reduction in the face amount of your policy or request a withdrawal of your net surrender value

o REQUESTED FACE AMOUNT REDUCTION - a pro rata portion of the surrender charge will be deducted from your policy value in direct proportion to any reduction in face amount. This charge is intended to recoup the costs of issuing the policy.

o WITHDRAWAL OF POLICY VALUE - a pro rata portion of the surrender charge will be deducted from your policy value in direct proportion to any withdrawal of policy value. Face amount reductions may result if you request a withdrawal of policy value. This amount is assessed against the subaccounts and the Guaranteed Interest Account in the same proportion as the withdrawal is allocated. This charge is intended to recoup the costs of issuing the policy.

WITHDRAWAL FEE
Should you withdraw a portion of your policy value, we will not charge you. However, we reserve the right to charge up to a $25 fee from your policy value upon prior written notice. A portion of the surrender charge may also apply. It is intended to recover the actual costs of processing the partial surrender request and will be deducted from each subaccount and Guaranteed Interest Account in the same proportion as the withdrawal is allocated. If no allocation is made at the time of the request, withdrawal allocations will be made in the same manner as monthly deductions.

TRANSFER CHARGE
Currently, we do not charge for transfers, however, we reserve the right to charge up to $20 for each transfer in excess of twelve each policy year upon prior written notice. This charge, if we were to impose a transfer charge would be intended to recoup the cost of administering the transfer.

OVERLOAN PROTECTION PROVISION CHARGE (Applicable only to policies without the GMWB feature). A one-time transaction charge of 3.5% of the policy value will be deducted on the monthly calculation date following election of the option. This charge is intended to recoup the cost of insurance for the remainder of the policy duration.

LOAN INTEREST CHARGED
We charge your policy for outstanding loans at the rates illustrated in the tables below. As shown, the rate we charge your policy is higher than the rate we credit the loaned portion of the Guaranteed Interest Account.

-----------------------------------------------------------------
                                       RATE WE CREDIT THE LOANED
POLICY        LOAN INTEREST RATE       PORTION OF THE GUARANTEED
YEARS               CHARGED                 INTEREST ACCOUNT
------------ --------------------- ------------------------------
1-10                  5%                       3%
------------ --------------------- ------------------------------
11-15                 4%                       3%
------------ --------------------- ------------------------------
16+                   3%                       3%
-----------------------------------------------------------------

The policy loan interest rates for policy years 11 and subsequent are based upon issue age of the insured. We charge loan interest at an effective annual rate of 3% at the earlier of the 16th policy year or upon the insured reaching an attained age of 65 (but not before policy year 11).

Loans can reduce the policy's death benefit. We deduct the amount of any outstanding loans plus any accrued loan interest from your policy value before we calculate the death benefit.

TAX CHARGES
Currently, no charge is made against the Separate Account for federal income taxes that may be attributable to the Separate Account. The Separate Account may, however, make such a charge in the future for these or any other taxes attributable to the Separate Account, should the Separate Account become liable for such taxes.

FUND CHARGES
As compensation for investment management services to the funds, the advisors are entitled to fees, based on an annual percentage of the average aggregate daily net asset values of each fund. These fees are deducted daily from each fund. We provide a table of these charges in the Fee Tables Section of this prospectus.

These fund charges and other expenses are described more fully in the accompanying fund prospectuses.


THE POLICY
--------------------------------------------------------------------------------

CONTRACT RIGHTS: OWNER, INSURED, BENEFICIARY

OWNER
The owner is the person named in the application for the policy and who will generally make the choices that determine how the policy operates while it is in force.

INSURED
The insured is the person on whose life the policy is issued. You name this person in the application for the policy. A policy may be issued to insureds ages 18 through 65. We will require that you provide evidence that the person to be insured is, in fact, insurable.

BENEFICIARY
The beneficiary is the person you name in the application to receive any death benefit. You may name different classes of beneficiaries, such as primary and contingent. These classes will set the order of payment.

Unless an irrevocable beneficiary has been named, you can change the beneficiary at any time before the insured dies by sending a written request to our Main Administrative Office. Generally, the change will take effect as of the date your request is signed.

If no beneficiary is living when the insured dies, we will pay you the death benefit, unless you have given us other instructions; or, if you are no longer living, we will pay the death benefit to your estate.

OTHER POLICY PROVISIONS

UNDERWRITING PROCEDURES
We generally base our rates on the insured person's gender, age, and risk class. We are not permitted to consider gender as a factor in some states and under certain qualified plans.

Policies with face amounts less than or equal to $1,000,000 will be issued on a simplified underwriting basis, although policy approval is contingent upon your answers to qualifying questions. Policies with face amounts over $1,000,000 will be fully underwritten and may require additional medical information, medical examination and other proofs of insurability.

SUICIDE
If the Insured, whether sane or insane, dies by suicide within two years from the issue date, or within two years from any reinstatement of the policy, and while the policy is in force, our liability shall be limited to an amount equal to the premiums paid on this policy less any policy debt owed us and less any withdrawals.

INCONTESTABILITY
This policy shall be incontestable after it has been in force during the Insured's lifetime for two years from the Issue date, except for fraud, or any provision for reinstatement or policy change requiring evidence of insurability. In the case of reinstatement or any policy change requiring evidence of insurability, the incontestable period shall be two years from the effective date of such reinstatement or policy change.


CONTRACT LIMITATIONS

ASSET ALLOCATION PROGRAM REQUIREMENTS
If you purchase the GMWB feature, you must also select an asset allocation program through which to allocate your premium payments and policy value.

If you purchase a policy without the GMWB feature, participation in an asset allocation program is optional.

Whether you purchase a policy with the GMWB feature, the asset allocation program, and the asset class within the program, that you select will remain in effect until such time you select another program or asset class within the program by transferring 100% of your policy value to the new program or asset class. You may only change your program or asset class annually within a 30-day period surrounding your policy anniversary (15 days prior and 15 days following). Any loans or withdrawals will be taken pro rata from the subaccounts in which you are invested at the time of the withdrawal or loan.

ASSIGNMENT
You may assign the policy. We will not be bound by such assignment until we receive a written copy of the assignment at our Main Administrative Office, nor will we be liable for any payment we make before then. We assume no responsibility for determining whether an assignment is valid.

Subject to applicable legal and regulatory requirements, the Company reserves the right to purchase your policy in those instances where you have agreed to sell your policy to a duly licensed viatical settlement company. If the Company exercises this right it will pay the agreed upon price offered by the viatical settlement company.

POLICY EXCHANGES UNDER SECTION 1035
Under Internal Revenue Code Section 1035, generally you may exchange one insurance policy for another in a tax-free exchange. You should not exchange an existing life insurance policy for another without careful consideration of the potential advantages and disadvantages of doing so. For example, you may be assessed a surrender charge under the old policy and subsequently enter into an extended surrender period with a higher surrender charge. If the exchange does not qualify for section 1035 treatment, you may have to pay federal income tax on any gain, and potentially incur a tax penalty on any early withdrawal. You should consult with a tax advisor to determine whether a specific exchange will be in your best interests.


PURCHASING A POLICY

UNDERWRITING PROCEDURES
We base our rates on the insured's gender, attained age and risk class. We may require certain medical information in order to determine the risk class of the person to be insured. We are not permitted to consider gender as a factor in some states and under certain qualified plans.

We will accept payment with your application and allocate the premium as described below. We retain the right to refuse to process your application within seven days after we receive it. Should we decline to process your application, we will return the premium you paid. We retain the right to decline to issue your policy even if we have approved your application for processing. Should we decline to issue your policy, we will refund to you the same amount we would refund had the policy been issued and returned during your "right to cancel" period.

ELIGIBLE PURCHASERS
You may purchase a policy on the life of any person as long as you are at least 18 years old, and have an insurable interest in the life to be insured. You must also have the consent of the person to be insured.

PREMIUM PAYMENTS
This policy is a fixed and flexible premium variable universal life insurance policy. It has a required annual premium for the first four years with flexible premiums thereafter. The policy differs from a fixed benefit whole life policy, because you may allocate your premium into one or more of several subaccounts of the Separate Account or the Guaranteed Interest Accounts. Each subaccount of the Separate Account, in turn, invests its assets exclusively in a portfolio of the funds. The policy value varies according to the investment performance of the funds to which premiums have been allocated. This policy has a required annual premium that is determined at issue, but cannot be less than $5,000. A number of factors concerning the insured such as age, gender and risk class, and the policy features elected, such as face amount and added benefits will affect the required annual premium.

The minimum initial premium is due on the policy date. The insured must be alive when the minimum initial premium is paid. You must deliver the minimum initial premium payment to your registered representative, who will forward it to our underwriting department.

We reduce premium payments by the premium expense charge before we apply them to your policy. We will apply this net premium among your chosen investment options. We will buy any subaccount units at the subaccount unit values next calculated after we receive the premium.

We establish maximum premium limits and may change them from time to time. The minimum premium payment during a grace period is the amount needed to prevent policy lapse. At all other times the minimum acceptable payment is $25. The policy contains a total premium limit as shown on the schedule page. This limit is applied to the sum of all premiums paid under the policy. If the total premium limit is exceeded, the policy owner will receive the excess, with interest at an annual rate of not less than 4%, not later than 60 days after the end of the policy year in which the limit was exceeded. The policy value will then be adjusted to reflect the refund. To pay such refund, amounts taken from each subaccount or the Guaranteed Interest Accounts, if applicable, will be done in the same manner as for monthly deductions. You may write to us and give us different instructions. The total premium limit may be exceeded if additional premium is needed to prevent lapse or if we subsequently determine that additional premium would be permitted by federal laws or regulations.

PAYMENT BY CHECK
We may wait to credit your policy if you pay by check until your check has cleared your bank.

AUTOMATED PAYMENTS
You may choose to have us deduct periodic premium payments directly from your bank account. The minimum we will withdraw under such a plan is $25 per month.

ALLOCATION OF PREMIUM
We will generally allocate the minimum initial premium less applicable charges to the Separate Account or to the Guaranteed Interest Accounts if applicable, receipt of a completed application, in accordance with your allocation instructions. However, policies issued in certain states and policies issued in certain states pursuant to applications which state the policy is intended to replace existing insurance, are issued with a Temporary Money Market Allocation Amendment. Under this Amendment, we temporarily allocate the entire issue premium paid less applicable charges (along with any other premiums paid during your right to cancel period) to the money market subaccount of the Separate Account and, at the expiration of the right to cancel period, the policy value of the money market subaccount is allocated among the subaccounts of the Separate Account or to the Guaranteed Interest Accounts, if applicable, in accordance with your allocation instructions in the application for insurance. Premium payments received by us will be reduced by the premium expense charge.

Premium payments received during a grace period, after deduction of the premium expense charge, will first be used to cover any monthly deductions during the grace period. Any balance will be applied on the payment date to the various subaccounts of the Separate Account or to the Guaranteed Interest Accounts, if applicable, based on the premium allocation schedule elected in the application for the policy or by your most recent instructions. See "Transfer of Policy Value."

POLICY REFUND
Should you elect to return your policy under your right to cancel, we will treat your policy as if we had never issued it. For policies other than those issued with a Temporary Money Market Allocation Amendment, we will return the sum of the following as of the date we receive the returned policy:

1)  the current policy value less any debt; plus

2)  any monthly deductions and other charges made under the policy.

For policies issued with the Temporary Money Market Amendment, the amount returned will equal any premiums paid less any debt and less any withdrawal amounts paid.

We retain the right to decline to process an application within seven days of our receipt of the completed application for insurance. If we decline to process the application, we will return the premium paid. Even if we have approved the application for processing, we retain the right to decline to issue the policy. If we decline to issue the policy, we will refund to you the same amount as would have been refunded under the policy had it been issued but returned for refund while you have your right to cancel.

ASSET ALLOCATION PROGRAM
Currently, if you purchase the GMWB feature, you must also select one of the asset allocation programs through which to allocate your premium payments and policy values. If you purchase a policy without the GMWB feature, participation in the Asset Allocation Program is optional.

Asset allocation is an investment strategy intended to optimize the selection of investment options for a given level of risk tolerance, in order to attempt to maximize returns and limit the effects of market volatility. Asset allocation strategies reflect the philosophy that diversification among asset classes may help reduce volatility and boost returns over the long-term. An asset class is a category of investments that shares similar characteristics, such as stocks, or bonds. Within asset classes there are further divisions. For examples, there may be divisions according to the size of the issuer (large cap, mid cap, small cap) or type of issuer (government, corporate, municipal).

Currently, there are two asset allocation programs available, both of which are described in more detail below. These asset allocation programs are not offered by this prospectus and are not part of your policy. The asset allocation programs are separate services made available in connection with the policy.

You select an asset allocation program, and within that program an asset class, for your initial and subsequent premium payments and payments will be allocated to the subaccounts according to your selections. The program and asset class that you select will remain in effect until such time you select another program or asset class by transferring 100% of your policy value to the new program or asset class. You may only change your model annually within a 30-day period surrounding your policy anniversary (15 days prior and 15 days following).

We currently offer the following asset allocation programs: Phoenix-Ibbotson Strategic Allocation and Phoenix-S&P Dynamic Asset Allocation Series.

PHOENIX-IBBOTSON STRATEGIC ALLOCATION
PHL Variable and Ibbotson Associates have developed five asset allocation classes, each comprised of carefully selected combinations of subaccounts available under the policy. The asset allocation classes approved for use are:

[diamond] Conservative
[diamond] Moderately Conservative
[diamond] Moderate
[diamond] Moderately Aggressive
[diamond] Aggressive

PHOENIX-S&P DYNAMIC ASSET ALLOCATION SERIES
The Phoenix-S&P Dynamic Asset Allocation Series are "funds of funds" that invest in other mutual funds. The series were designed on established on principles of asset allocation and are intended to provide various levels of potential total return at various levels of risk. The four series approved for use are:


[diamond] Phoenix-S&P Dynamic Asset Allocation Series:
          Moderate
[diamond] Phoenix-S&P Dynamic Asset Allocation Series:
          Moderate Growth
[diamond] Phoenix-S&P Dynamic Asset Allocation Series:
          Growth
[diamond] Phoenix-S&P Dynamic Asset Allocation Series:
          Aggressive Growth

Subject to regulatory requirements and approvals, we may offer other asset allocation programs, or asset classes, in the future. We also reserve the right to modify or eliminate any existing asset allocation programs or classes.


TRANSFER OF POLICY VALUE

INTERNET, INTERACTIVE VOICE RESPONSE AND TELEPHONE TRANSFERS
You may transfer your policy value among the available investment options and make changes to your premium payment allocations by Internet, Interactive Voice Response or telephone. You may also write or call our Main Administrative Office between the hours of 8:30 AM and 4:00 PM, Eastern Time. (The appropriate address and telephone number are on page 1.) We will execute a written request the day we receive it at Main Administrative Office. We will execute transfers on the day you make the request except as noted below.

We do not charge for transfers at this time. However, we reserve the right to charge a fee of $20 for each transfer after your first twelve transfers in a policy year. Should we begin imposing this charge, we would not count transfers made under a Systematic Transfer Program toward the twelve- transfer limit. For more information, see "Disruptive Trading and Market Timing."

You may permit your registered representative to submit transfer requests on your behalf.

PHL Variable and Phoenix Equity Planning Corporation ("PEPCO"), our national distributor, will use reasonable procedures to confirm that transfer instructions are genuine. We require verification of account information and will record telephone instructions on tape. You will receive written confirmation of all transfers. PHL Variable and PEPCO may be liable for following unauthorized transfer instructions if we fail to follow our established security procedures. However, you will bear the risk of a loss resulting from instructions entered by an unauthorized third party that PHL Variable and PEPCO reasonably believe to be genuine.

We may modify or terminate your transfer and allocation privileges at any time. You may find it difficult to exercise these privileges during times of extreme market volatility. In such a case, you should submit your request in writing.

We will not accept batches of transfer instructions from registered representatives acting under powers of attorney for multiple policy owners, unless the registered representative's broker-dealer firm and PHL Variable have entered into a third-party transfer service agreement. If we reject a transfer request for any of these reasons, we will notify you of our decision in writing.

TRANSFER RESTRICTIONS
We do not permit transfers of less than $500 unless either:

[diamond] the entire balance in the subaccount or the Guaranteed Interest
          Accounts is being transferred; or

[diamond] the transfer is part of a Systematic Transfer Program.

We reserve the right to prohibit a transfer to any subaccount if the value of your investment in that subaccount immediately after the transfer would be less than $500. We further reserve the right to require that the entire balance of a subaccount or the Guaranteed Interest Accounts be transferred if the value of your investment in that subaccount immediately after the transfer would be less than $500.

You may make only one transfer per policy year from the non-loaned portion of the Guaranteed Interest Account or the Long-term Guaranteed Interest Account. You may make additional transfers out of the Guaranteed Interest Account if the transfers are made as part of a Systematic Transfer Program or unless we agree to make an exception to this rule. The amount you may transfer is limited to the greater of $1,000 or 25% of the value of the non-loaned portion of the

Guaranteed Interest Account. The amount you may transfer is limited to the greater of $1,000, 10% of the value of the Long-term Guaranteed Interest Account or the amount of policy value transferred out of the Long-term Guaranteed Interest Account in the prior policy year. You may transfer policy value into the Guaranteed Interest Accounts at anytime.

For more information on the Guaranteed Interest Accounts, please see, "The Guaranteed Interest Accounts."

DISRUPTIVE TRADING AND MARKET TIMING
Your ability to make transfers among subaccounts under the policy is subject to modification if we determine, in our sole opinion, that your exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other policy owners.

Frequent purchases, redemptions and transfers, programmed transfers, transfers into and then out of a subaccount in a short period of time, and transfers of large amounts at one time ("Disruptive Trading") can have harmful effects for other policy owners. These risks and harmful effects include:

[diamond] dilution of the interests of long-term investors in a subaccount, if market timers or others transfer into the subaccount at prices that are below the true value or transfer out of the subaccount at prices that are higher than the true value;

[diamond] an adverse affect on portfolio management, as determined by portfolio management in its sole discretion, such as causing the underlying fund to maintain a higher level of cash than would otherwise be the case, or causing the underlying fund to liquidate investments prematurely; and

[diamond] increased brokerage and administrative expenses.

To protect our policy owners and the underlying funds from Disruptive Trading, we have adopted certain market timing policies and procedures.

Under our market timing policy, we could modify your transfer privileges for some or all of the subaccounts. Modifications include, but are not limited to, not accepting a transfer request from you or from any person, asset allocation service, and/or market timing service made on your behalf. We may also limit the amount that may be transferred into or out of any subaccount at any one time. Unless prohibited by the terms of the policy, we may (but are not obligated to):

[diamond] limit the dollar amount and frequency of transfers (e.g., prohibit more than one transfer a week, or more than two a month, etc.);

[diamond] restrict the method of making a transfer (e.g., require that all transfers into a particular subaccount be sent to our Service Center by first class U.S. mail and rescind telephone or fax transfer privileges);

[diamond] require a holding period for some subaccounts (e.g., prohibit transfers into a particular subaccount within a specified period of time after a transfer out of that subaccount);

[diamond] impose redemption fees on short-term trading (or implement and administer redemption fees imposed by one or more of the underlying funds); or

[diamond] impose other limitations or restrictions.

Currently we attempt to detect Disruptive Trading by monitoring both the dollar amount of individual transfers and the frequency of a policy owner's transfers. With respect to both dollar amount and frequency, we may consider an individual transfer alone or when combined with transfers from other policies owned by or under the control or influence of the same individual or entity. We currently review transfer activity on a regular basis. We also consider any concerns brought to our attention by the managers of the underlying funds. We may change our monitoring procedures at any time without notice.

Because we reserve discretion in applying these policies, they may not be applied uniformly. However, we will to the best of our ability apply these policies uniformly. Consequently, there is a risk that some policy owners could engage in market timing while others will bear the effects of their market timing.

Currently we attempt to detect Disruptive Trading by monitoring activity for all policies. If a policy owner's transfer request exceeds the transfer parameters, we may send the owner a warning letter. Then, if at any time thereafter the owner's transfer activity exceeds the transfer parameters, we will revoke the policy owner's right to make Internet and Interactive Voice Response (IVR) transfers. We will notify policy owners in writing (by mail to their address of record on file with us) if we limit their trading.

We have adopted these policies and procedures as a preventative measure to protect all policy owners from the potential affects of Disruptive Trading, while also abiding by any rights that policy owners may have to make transfers and providing reasonable and convenient methods of making transfers that do not have the potential to harm other policy owners.

We currently do not make any exceptions to the policies and procedures discussed above to detect and deter Disruptive Trading. We may reinstate Internet, IVR, telephone and fax transfer privileges after they are revoked, but we will not reinstate these privileges if we have reason to believe that they might be used thereafter for Disruptive Trading.

We cannot guarantee that our monitoring will be 100% successful in detecting all transfer activity that exceeds the parameters discussed above (and we do not guarantee that these are appropriate transfer parameters to prevent Disruptive Trading). Moreover, we cannot guarantee that revoking or limiting a policy owner's Internet, IVR, telephone and fax transfer privileges will successfully deter all Disruptive Trading. In addition, some of the underlying funds are available to insurance companies other than Phoenix and we do not know whether those other insurance companies have adopted any policies and procedures to detect and deter Disruptive Trading, or if so what those policies and procedures might be. Because we may not be able to detect or deter all Disruptive Trading and because some of these funds are available through other insurance companies, some policy owners may be treated differently than others, resulting in the risk that some policy owners could engage in market timing while others will bear the effects of their market timing.

We may, without prior notice, take whatever action we deem appropriate to comply with or take advantage of any state or federal regulatory requirement. In addition, orders for the purchase of underlying fund shares are subject to acceptance by the relevant fund. We reserve the right to reject, without prior notice, any transfer request into any subaccount if the purchase of shares in the corresponding underlying fund is not accepted for any reason.

We do not include transfers made pursuant to the Dollar Cost Averaging, Automatic Asset Rebalancing or other similar programs when applying our market timing policy.

SYSTEMATIC TRANSFER PROGRAMS
You may elect one of the systematic transfer programs offered under this policy. Certain restrictions, however, may apply if you participate in the Asset Allocation Program or if you purchase the GMWB feature. We also reserve the right to change, eliminate or add optional programs subject to applicable laws.

We base transfers under a systematic transfer program on the subaccount values on the first day of the month following our receipt of your transfer request. Should the first day of the month fall on a holiday or weekend, we will process the transfer on the next business day. You may have only one program in effect at a time.

We do not charge for these programs.

ASSET REBALANCING PROGRAM
Under this program, you specify the percentage levels you would like to maintain among the subaccounts. We will automatically rebalance policy values among the subaccounts to maintain your selected allocation percentages. You can choose to have us make these transfers monthly, quarterly, semiannually or annually. We reserve the right to not permit transfers to or from the Guaranteed Interest Accounts.

You may start or discontinue this program at any time by submitting a written request or calling our Main Administrative Office (see page one). The Asset Rebalancing Program does not ensure a profit nor guarantee against a loss in a declining market.

The Asset Rebalancing Program is not available while the Dollar Cost Averaging Program is in effect.

DOLLAR COST AVERAGING PROGRAM
Dollar Cost Averaging periodically transfers policy value from one of the subaccounts or from the Guaranteed Interest Account (a "source account") to one or several of the available subaccounts ("target subaccounts") and the Long-term Guaranteed Interest Account. You choose to make these transfers monthly, quarterly, semiannually or annually. The minimums you may transfer from the source account are:

[diamond] $25 monthly               [diamond] $150 semiannually
[diamond] $75 quarterly             [diamond] $300 annually

You must have at least $2,000 in the source account to begin a Dollar Cost Averaging Program. Should the value in the source account fall below the transfer amount, we will transfer the remaining balance and end the Program. Transfers must be made in approximately equal amounts over a minimum of six months. The Dollar Cost Averaging Program is not available if you invest through a bank draft program.

You may start or discontinue this program at any time by submitting a written request or calling our Main Administrative Office (see page one). Dollar Cost Averaging does not ensure a profit nor guarantee against a loss in a declining market. The Dollar Cost Averaging Program is not available while the Asset Rebalancing Program is in effect.

We may at any time offer additional or multiple DCA programs or may modify, suspend, or terminate the Dollar Cost Averaging Program.


DEATH BENEFITS AND CHANGES IN FACE AMOUNTS
--------------------------------------------------------------------------------

DEATH BENEFIT
The death benefit is the amount payable to the beneficiary upon the death of the insured, based upon the death benefit option in effect. Loans, accrued loan interest, withdrawals, and overdue charges, if any, are deducted from the death benefit proceeds prior to payment.

Currently we offer two death benefit options:

Death Benefit Option A will pay the policy's face amount on the date of the insured's death but not less than the minimum death benefit.

Death Benefit Option B will pay the policy's face amount plus the policy value on the date of the insured's death but not less than the minimum death benefit.

All policies will be issued with Death Benefit Option B. Death Benefit Option changes are permitted after the 4th policy year.

After the age 100 policy anniversary, the death benefit option is automatically changed to Death Benefit Option A.

We will determine the minimum death benefit by increasing the policy value on the date of death using the applicable percentage as shown by a table in your policy. The applicable percentage will be based on the insured person's attained age at the beginning of the policy year in which death occurs.

CHANGING DEATH BENEFIT OPTION
While this policy is in force, after the 4th policy year, and prior to your age 100 policy anniversary, you may change the death benefit option subject to the minimum face amount of $25,000. Your request must be in writing. Any change in death benefit options will be effective on the next monthly calculation date. You are limited to one change in death benefit option per policy year.

For a change from Option A to Option B, the face amount will be reduced by the policy value.

For a change from Option B to Option A, the face amount will be increased by the policy value.

WITHDRAWALS AND REQUESTED DECREASES IN FACE AMOUNT: EFFECT ON DEATH BENEFIT
A withdrawal or a requested decrease to face amount generally decreases the death benefit and a surrender charge may be deducted from policy value based on the amount of the decrease or withdrawal. A requested decrease in face amount reduces the death benefit on the next monthly calculation date by the requested amount of the face decrease. A withdrawal reduces the death benefit immediately by the amount of the withdrawal. A decrease in the death benefit may have tax consequences.

REQUESTS FOR DECREASE IN FACE AMOUNT
You may request a decrease in face amount at any time after the first policy year. Unless we agree otherwise, the decrease must be at least $25,000 and the face amount remaining after the decrease must be at least $25,000. All face amount decrease requests must be in writing and will be effective on the first monthly calculation date following the date we approve the request. A portion of the surrender charge will be deducted from the policy value based on the amount of the decrease. The charge will equal the applicable surrender charge that would apply to a surrender multiplied by a fraction. The fraction is equal to the decrease in face amount divided by the face amount of the policy before the decrease. Generally, there will be a pro rata reduction of the cost of insurance and administration charges.

If you purchase the GMWB feature, decreasing the face amount may have adverse or unintended consequences. You should review any decision to do so with your financial advisor before proceeding.

For more information, see "Federal Income Tax Consideration - Withdrawals."

REQUESTS FOR INCREASE IN FACE AMOUNT
Currently, face amount increases are not available with this policy.


PAYMENT OF PROCEEDS
--------------------------------------------------------------------------------

SURRENDER AND DEATH BENEFIT PROCEEDS
We will process death benefits, full surrenders and withdrawals at values next computed after we receive the request for surrender or due proof of death, provided such request is complete and in good order. Payment of surrender or death proceeds usually will be made in one lump sum within seven days, unless another mode of payment has been agreed upon by you and us. Payment of the death proceeds, however, may be delayed if the claim for payment of the death proceeds needs to be investigated; e.g., to ensure payment of the proper amount to the proper payee. Any such delay will not be beyond that reasonably necessary to investigate such claims consistent with insurance practices customary in the life insurance industry. Under this policy, the death proceeds will be paid when the insured dies.

If the policy is assigned as collateral security, we will pay any amount due the assignee in one lump sum.


DEATH BENEFIT PAYMENT
We will make the death benefit payment based on the death benefit option in effect at the time.

-----------------------------------------------------------------
                           Death Benefit Payment
-------------------------- --------------------------------------
Death Benefit Option A     Policy face amount
-------------------------- --------------------------------------
Death Benefit Option B     Policy face amount plus policy value
-----------------------------------------------------------------

We will pay the minimum death benefit if it is greater under your chosen option. We will reduce the amount of death benefit payment by the amount of any outstanding debt.


SURRENDERS AND WITHDRAWALS
You may take a full surrender or withdrawal of your policy at any time as long as insured is living and the policy is in force. The amount available for surrender will be the surrender value at the end of the business period during which we receive the surrender request.

We generally pay a surrendered amount within seven days of receiving your written request in good order. We may postpone surrender payments under certain circumstances.

SURRENDERS
You may fully surrender your policy by sending the policy to us along with the written release and surrender of all claims in a form satisfactory to us at our Main Administrative Office.

WITHDRAWALS
You may receive a part of the policy's surrender value by requesting a withdrawal. You must submit a written request to our Main Administrative Office. We may require you to return your policy before we make payment. A withdrawal will be effective on the date we receive your written request and the returned policy, if required.

We do not normally permit withdrawals of less than $500 or if the resulting death benefit would be less than $25,000. We may require you to surrender the entire value allocated to an investment option if the withdrawal would result in a value below $500 in that investment option. The $500 minimum is waived if you purchased the GMWB feature.

Unless you purchase the GMWB feature or participate in one of the asset allocation programs, you may choose in what proportions we deduct the following amounts from among your investment options. If you do not choose, we will make the deductions in the same manner as for monthly deductions. A withdrawal will reduce your policy value by the sum of the:

[diamond] Withdrawal Amount - the portion of the surrender value you choose to withdraw, but not less than $500; plus

[diamond] Withdrawal Fee currently set at $0 (not to exceed $25); plus

[diamond] Pro rated Surrender Charge. We deduct a pro rata portion of the surrender charge that would apply to surrender.

We will reduce your policy's surrender value by the withdrawal amount paid. If your policy has Death Benefit Option A, we will reduce your policy's face amount by the same amounts as described above for the reduction of policy value.

If you purchase the GMWB feature or participate in an asset allocation program, we will deduct the charges from the subaccounts on a pro rata basis across the subaccounts in which you are currently invested.

POSTPONEMENT OF PAYMENTS
We may postpone payment of surrenders, withdrawals, policy loans or death benefits under certain circumstances. We may also postpone subaccount transfers under any of the following circumstances:

[diamond] We may postpone for up to six months, payment for any transaction that depends on the value of the Guaranteed Interest Accounts.

[diamond] We may postpone payment whenever the NYSE is closed other than for customary weekend and holiday closings, trading on the NYSE is restricted, on days when a certain market is closed (e.g., the U.S. Government bond market is closed on Columbus Day and Veteran's Day) or may have closed early; or

[diamond] When the SEC decides an emergency exists and the sale of securities or the determination of the value of securities in the Separate Account is not reasonably practicable.


LOANS
--------------------------------------------------------------------------------

POLICY LOANS
Generally, you may borrow up to amount of your policy value less the current surrender charge and loan interest accrued to the end of the policy year. We will count any outstanding loan toward the applicable limit. We generally do not allow loans under $500 except to pay premiums on any PHL Variable policies (including affiliates). The $500 minimum is waived if you purchased the GMWB feature.

When you take a loan, we will take an amount equal to the loan from your investment options as collateral and deposit it to the "loaned portion" of the Guaranteed Interest Account.

If you do not purchase the GMWB feature, you may instruct us how to withdraw policy value from the subaccounts and the Guaranteed Interest Accounts, as applicable, for deposit to the loaned portion of the Guaranteed Interest Account. If you do not instruct us, we will make the withdrawal in the same manner as monthly deductions.

If you purchase the GMWB feature, we will withdraw policy value from the subaccounts in the same proportion as the policy value is currently allocated among the subaccounts.

We charge interest on the loan at annual rates given below, compounded daily and payable in arrears:

--------------------------------------------------------------
POLICY YEARS                         LOAN INTEREST RATE
------------------------------ -------------------------------
1-10                                         5%
11-15                                        4%
16 and after                                 3%
--------------------------------------------------------------

The policy loan interest rates for policy years 11 and subsequent are based upon issue age of the insured. We charge loan interest at an effective annual rate of 3% at the earlier of the 16th policy year or upon the insured reaching an attained age of 65 (but not before policy year 11).

At the end of each policy year, all interest due will be treated as a new loan and will be offset by a transfer from your subaccounts, the non-loaned portion of the Guaranteed Interest Account or Long-term Guaranteed Interest Account to the loaned portion of the Guaranteed Interest Account.

We credit the loaned portion of the Guaranteed Interest Account with interest at an effective annual rate of 3%, compounded daily and payable in arrears. At the end of each policy year, or when you repay a loan, the interest credited to the loaned portion of the Guaranteed Interest Account will be transferred to the non-loaned portion of the Guaranteed Interest Account.

You may repay a loan at any time the policy is in force. We apply loan repayments first to pay any outstanding loan interest. We then apply any remaining amount to reduce the loaned portion of the Guaranteed Interest Account and correspondingly increase the non-loaned portion of the Guaranteed Interest Account. If you make a loan repayment that exceeds the remaining loan interest and loan balance, we will apply the excess among the investment options according to your most recent premium allocation schedule on file.

We will use any loan repayment we receive during a grace period first to pay any overdue monthly deductions. We will then apply any remaining balance to reduce loan interest and any loans.

We will apply any payment we receive while you have outstanding loans to reduce loan interest and the loans, unless you designate it as a premium payment.

Failure to repay a policy loan or to pay loan interest will not terminate the policy unless your policy's cash surrender value becomes insufficient to maintain the policy in force.

Policy value for loaned amounts increases at the rate we credit the loaned portion of the Guaranteed Interest Account, whereas non-loaned policy value varies with the investment performance of the chosen subaccounts, at the rate we credit the non-loaned portion of the Guaranteed Interest Account and the Long-term Guaranteed Interest Account. Loans can also reduce your policy's death benefit. We deduct the amount of any outstanding loans plus any accrued loan interest from your policy value before we calculate the death benefit. The amount available for surrender is similarly reduced by the amount of any outstanding debt.

The proceeds of policy loans may be subject to federal income tax under some circumstances. If a request for a decrease in face amount occurs, the contract will have to be retested under section 7702 and 7702A of the Internal Revenue Code. This decrease may cause the contract to become a Modified Endowment Contract and impact the testing under section 7702. Following reduction in the face amount, if the contract becomes a Modified Endowment Contract, any loan on the policy must be treated as a taxable distribution to the owner to the extent of gain in the policy.

A policy loan will have a permanent effect on the policy value because the investment results of the loaned portion of the Guaranteed Interest Account will differ from that of the subaccounts, the non-loaned portion of the Guaranteed Interest Account and the Long-term Guaranteed Interest Account. The longer a loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. Under Death Benefit Option A, outstanding policy loans do not reduce the policy's gross death benefit, because the policy value is inclusive of the gross death benefit amount. A policy loan can also have an effect on the policy's death benefit under Death Benefit Option B due to any resulting differences in policy value.

OVERLOAN PROTECTION PROVISION (AVAILABLE ONLY ON POLICIES WITHOUT THE GMWB FEATURE)
This option is designed to prevent a heavily loaned policy from lapsing and may be exercised under the following conditions.

     1)  The policy debt exceeds the specified face amount;

     2)  The policy debt is equal to 96% of the total policy value;

     3)  The insured is at least 65 years of age;

     4)  This policy has been in force for at least 15 policy years; and

     5)  All premiums paid have been previously withdrawn.

Note: If the loan balance exceeds 96% of the policy value, the loan balance in excess of 96% must be repaid at the time that this provision is requested.

When you elect this option, the following actions will occur on the next monthly calculation date.

     1) The death benefit will be changed permanently to Death Benefit Option A, if it is not already in effect;

     2) The face amount then in effect will be reduced to 101% of the policy value;

     3)  The death benefit will equal the greater of (a) and (b), where:

         (a)  = the new face amount, and

         (b) = the applicable Minimum Death Benefit Percentage multiplied by the greater of (i) and (ii), where:

                (i)  = the policy value, and

                (ii) = the policy debt

     4) Any remaining non-loaned policy value will be transferred to the Long Term Guaranteed Interest Account and no further transfers will be allowed;

     5)  No further monthly deductions will be assessed;

     6)  No further premium payments will be accepted;

     7)  No further withdrawals will be allowed;

     8)  No additional loans or loan repayments will be allowed; and

     9)  Any rider then in effect will terminate.

Any loan balance will reduce the death benefit payable. Loan interest will continue to accrue.


GUARANTEED MINIMUM WITHDRAWAL BENEFIT (GMWB) FEATURE
--------------------------------------------------------------------------------

GUARANTEED MINIMUM WITHDRAWAL BENEFIT (GMWB) FEATURE
The GMWB feature guarantees a minimum income benefit regardless of investment performance, subject to the annual Withdrawal Limit and the GMWB Waiting Period. This guaranteed income is provided through a combination of withdrawals from policy value, loans and GMWB benefit payments. The GMWB feature does not establish or guarantee a policy value or in any way guarantee the investment performance of any investment option available under the policy. You may purchase the GMWB feature only at issue and this decision is irrevocable.

GMWB WAITING PERIOD
The GMWB Waiting Period represents the period of time before you are eligible to receive benefits under the GMWB feature. The GMWB Waiting Period begins on the policy date and ends on the later of the 10th policy anniversary and the policy anniversary following the insured's 55th birthday.

After the GMWB Waiting Period, minimum withdrawal and loan requirements are waived.

WITHDRAWAL LIMIT
The Withdrawal Limit represents the maximum amount that may be loaned or withdrawn each policy year, after the GMWB Waiting Period and prior to the date that the GMWB Benefit Payments become due. The Withdrawal Limit may never be less than zero.

The GMWB Withdrawal Limit Percentages A, B and C shown on your policy will not change while your policy is in force. On the policy date, the Withdrawal Limit Percentage is set equal to GMWB Withdrawal Limit Percentage A (currently at 3%). Your initial Withdrawal Limit is determined by multiplying the GMWB Withdrawal Limit Percentage, then in effect, by the initial premium payment received. The Withdrawal Limit is recalculated whenever any of the events described below occurs.

PREMIUM PAYMENT
When a premium payment is received, the new Withdrawal Limit will depend on whether it was received during or after the GMWB Waiting Period.

If a premium payment is received during the GMWB Waiting Period, the new Withdrawal Limit equals the sum of (a) and (b), where:

     (a) = the current Withdrawal Limit, and

     (b) = the GMWB Withdrawal Limit Percentage then in effect multiplied by the premium payment received.

If a premium payment is received after the GMWB Waiting Period, then no recalculation will be made.

LOAN OR WITHDRAWAL
When a loan or withdrawal is made, the new Withdrawal Limit also will depend on whether it was made during or after the GMWB Waiting Period.

If a loan or withdrawal is made during the GMWB Waiting Period, the new Withdrawal Limit equals the lesser of (a) and (b), where:

     (a) = the current Withdrawal Limit, and

     (b) = the GMWB Withdrawal Limit Percentage then in effect multiplied by the non-loaned policy value after the loan or withdrawal.

If a loan or withdrawal is made after the GMWB Waiting Period, we will first determine whether cumulative loans and withdrawals for the current policy year, including the current loan and withdrawal amounts, exceed the Withdrawal Limit then in effect. If not, then no recalculation will be made. If cumulative loans and withdrawals exceed the Withdrawal Limit then in effect, then the new Withdrawal Limit equals the lesser of (a) and (b), where:

     (a) = the current Withdrawal Limit, and

     (b) = the GMWB Withdrawal Limit Percentage then in effect multiplied by the non-loaned policy value after the loan or withdrawal.

Loan repayments do not cause a recalculation of the Withdrawal Limit.


OPTIONAL WITHDRAWAL LIMIT STEP-UP
The GMWB Step-up Period represents the amount of time you must wait between electing Optional Withdrawal Limit Step-ups. On any policy anniversary following the end of a GMWB Step-up Period, but not earlier than the end of the GMWB Waiting Period, you may elect an Optional Step-up, subject to terms available for new issues and only if we are currently offering the GMWB feature as an option on new issues. An Optional Step-up is only permitted if the non-loaned policy value, multiplied by the GMWB Withdrawal Limit Percentage then in effect, is greater than the Withdrawal Limit on the policy anniversary immediately prior to the Optional Step-up.

Upon your election of an Optional Step-up, the following will occur:

     1) We will determine a new GMWB Fee Percentage, which may be higher than the current GMWB Fee Percentage, but will not exceed a maximum of 1.50%.

     2) We will recalculate the Withdrawal Limit. The new Withdrawal Limit will equal the greater of (a) and (b), where:

             (a) = the current Withdrawal Limit, and

             (b) = the Withdrawal Limit Percentage then in effect multiplied by the non-loaned policy value.

     3)  A new GMWB Step-up Period of the same length will begin.

We must be notified no later than 30 days after the Policy Anniversary that you are electing an Optional Step-up.

CHANGE OF WITHDRAWAL LIMIT PERCENTAGE
Immediately following the seventh policy anniversary, the Withdrawal Limit Percentage will reset to equal GMWB Percentage B if the following conditions are met:

     1) the death benefit option must be permanently set to Death Benefit Option A, and

     2) the face amount must be set equal to the face amount that will result in a guideline level premium of zero.

When the insured reaches the GMWB Reset Age (currently 65) but not earlier than the end of the eighth policy year, the Withdrawal Limit Percentage will reset to equal GMWB Percentage C if the following conditions are met:

     1)  you have not taken any withdrawals or loans to date, and

     2) the Withdrawal Limit Percentage was previously reset in the eighth policy year.

Under either set of circumstances, the new Withdrawal Limit will equal (a) multiplied by (b) divided by (c), where:

         (a) = the current Withdrawal Limit,

         (b) = the new Withdrawal Limit Percentage; and

         (c) = the previous Withdrawal Limit Percentage in effect.


OVERDRAWN PROTECTION AND GMWB BENEFIT PAYMENTS
Overdrawn Protection is a feature that maintains a minimum policy value and death benefit in order to protect the policy from terminating prior to the death of the insured. On each business day, we will compare the non-loaned policy value to the Withdrawal Limit then in effect. If the non-loaned policy

Value is less than 10% of the Withdrawal Limit and all required annual premiums have been paid, Overdrawn Protection will automatically become in effect, and all of the following adjustments will be made.

     1)  No additional adjustments will be made to the Withdrawal Limit;

     2) The death benefit will be changed permanently to Death Benefit Option A, if it is not already in effect;

     3) The face amount then in effect will be reduced to 101% of the policy value;

     4)  The death benefit will equal the greater of (a) and (b), where:

         (c) = the new face amount, and

         (d) = the applicable Minimum Death Benefit Percentage multiplied by the greater of (i) and (ii), where:

               (i)  = the policy value, and

               (ii) = the policy debt

     5) Any remaining non-loaned policy value will be transferred to the Long Term Guaranteed Interest Account and no further transfers will be allowed;

     6)  No further monthly deductions will be assessed;

     7)  No further premium payments will be accepted;

     8)  No further withdrawals will be allowed;

     9)  No additional loans or loan repayments will be allowed; and

     10) Any rider then in effect will terminate.

Any loan balance will reduce the death benefit payable. Loan interest will continue to accrue on this policy, but at a rate equal to the loan interest credited rate then in effect.

Once Overdrawn Protection is in effect, GMWB Benefit Payments will commence at the later of the next monthly calculation date and the end of the GMWB Waiting Period. The GMWB Benefit Payments will equal 1/12 of the Withdrawal Limit in effect as of such date, and will be paid on a monthly basis.

The duration of GMWB benefit payments depends on whether or not the Withdrawal Limit Percentage was previously changed. If the Withdrawal Limit Percentage was previously changed to GMWB Percentage B, GMWB benefit payments continue until the death of the insured.

If the Withdrawal Limit Percentage remains equal to GMWB Percentage A, and if total premiums were already withdrawn or loaned prior to Overdrawn Protection, then no GMWB Benefit Payments will be made. Otherwise, GMWB benefit payments cease at the earlier of (a) and (b), where:

     (a) death of the insured, and

     (b) when total premiums paid have been returned through withdrawals, loans, excluding loan interest, or GMWB benefit payments.

GMWB Benefit Payments are subject to satisfactory proof of survival of the insured.

TERMINATION OF THE GMWB FEATURE
Your purchase of the GMWB feature is irrevocable. The GMWB feature will terminate without value on the earliest of the following:

     1)  a change of insured;

     2) death of the insured at any time, regardless of whether GMWB Benefit Payments have commenced;

     3) the date of exchange or termination of the policy through lapse, surrender or continuation under Extended Term Insurance, or;

     4) the date any portion of the non-loaned policy value is no longer invested in accordance with any applicable asset allocation program required at issue of the policy; and

     5) a change to Death Benefit Option B after the Withdrawal Limit Percentage was changed to GMWB Withdrawal Limit Percentage B.

Upon termination, if the policy remains in force, the following will occur:

         1)   the Withdrawal Limit will be set equal to zero;

         2)   no further GMWB Fees will be assessed;

         3)   Overdrawn Protection will not be available.


POLICY LAPSE AND REINSTATEMENT
--------------------------------------------------------------------------------

LAPSE
Payment of additional premiums following the four- year required annual premium payment period, no matter how large, will not guarantee the policy will remain in force. If you take a withdrawal or a policy loan, it could negatively affect the policy value, and therefore increase the risk of policy lapse.

If, during the first 4 policy years, required premiums are not paid or the policy value is less than the monthly deduction, we will allow a grace period of 61 days during which you must pay an amount equal to the larger of three times the required monthly deduction plus any amount overdue or the required premium less the actual premium to prevent the policy from lapsing.

If, at any time after the first four policy years, the cash surrender value is less than the monthly deduction, we will allow a grace period of 61 days during which you must pay an amount equal to the larger of three times the required monthly deduction plus any amount overdue or the amount required to provide a positive cash surrender value to prevent the policy from lapsing.

If you fail to make the required payment before the 61-day grace period ends, the policy will lapse and expire without value. We will mail you notice at least 15 days and not more than 45 days before any potential lapse will occur. By lapse, we mean that the policy is no longer in full force and has no value except to the extent of any extended insurance provided by the cash surrender value, if any, as described in the "Extended Term Insurance" section below.

The policy will remain in force during the grace period; however, we will not permit any subaccount transfers, loans, full surrenders and withdrawals. We apply any premium payment we receive during the grace period, less the premium expense charge, to first pay any monthly deductions due during the grace period. We will apply any excess premium according to your current premium allocation schedule.

The death benefit during the grace period is equal to the death benefit immediately before the grace period begins.

EXTENDED TERM INSURANCE
If this policy lapses during the required annual premium years payable period and has a positive cash surrender value on the date of lapse, coverage under this policy will continue as Extended Term Insurance. At that time, all values from the Separate Account and all values from the Long-term Guaranteed Interest Account will be transferred to the non-loaned portion of the Guaranteed Interest Account. We then assess the surrender charge against the policy, which will be taken from the non-loaned portion of the Guaranteed Interest Account.

If the policy is in Death Benefit Option A, the face amount of the policy will be reduced by the amount of any outstanding debt in effect on the date of lapse.

If the policy is in Death Benefit Option B, the face amount will remain unchanged; however, the policy value will be reduced by the amount of any outstanding debt in effect on the date of lapse.

The loaned portion of the Guaranteed Interest Account would then be set to zero, and there will no longer be any outstanding debt in effect under the policy. At the time the policy lapses to Extended Term Insurance, the policy value would be set equal to the net surrender value as of the date of lapse.

Once the policy has lapsed to Extended Term Insurance, the monthly administration charge will no longer apply, and no additional premium payments, transfers, withdrawals, risk classification changes, or changes in face amount may be made. In addition, policy loans will no longer be available. All additional benefit riders will terminate unless they provide otherwise.

While this policy is in force as Extended Term Insurance, monthly processing will proceed with the following difference:

[diamond] The cost of insurance charge rates will be those in effect for Extended Term Insurance, but in no event will such rates be higher than the maximum guaranteed cost of insurance rates.

This policy will be continued as Extended Term Insurance until the first monthly calculation date that the policy value is not sufficient to pay the monthly deduction. In such event, the policy will lapse and terminate without value as of such date.

TERMINATION
This policy terminates automatically on the earliest of the date of death, surrender, the date that the grace period expires without the payment of sufficient premium in accordance with the lapse provision or until the first monthly calculation date that the policy value is not sufficient to pay the monthly deduction in accordance with the lapse provision.

REINSTATEMENT
Unless this policy has been surrendered for its net surrender value, or the Extended Term Insurance, if any, has expired, or it is after the required annual premium payment period of four years, this policy may be reinstated while the insured is alive within three years from the date of the premium default. You may request reinstatement in writing and we will require submission of evidence of insurability satisfactory to us. Additionally we will require the payment of all required annual premiums in arrears with interest at a rate of 6% compounded annually, or an amount, if greater, that would result in all required annual premiums plus net surrender value equal to at least three monthly deductions and payment of any reinstatement of policy debt as of the date of the termination with any interest.


FEDERAL INCOME TAX CONSIDERATIONS
--------------------------------------------------------------------------------

INTRODUCTION
This discussion is general in nature and is not intended as income tax advice. We make no attempt to consider any estate and inheritance taxes, or any state, local or other tax laws. Because this discussion is based upon our understanding of federal income tax laws as they are currently interpreted, we cannot guarantee the income tax status of any policy. The Internal Revenue Service ("IRS") makes no representation regarding the likelihood of continuation of current federal income tax laws, U.S. Treasury regulations or of the current interpretations. We reserve the right to make changes to the policy to assure that it will continue to qualify as a life insurance contract for federal income tax purposes.

The ultimate effect of federal income taxes on values under the Separate Account and on the economic benefit to you or your beneficiary depends on our income tax status and upon the income tax status of the individual concerned. For complete information on federal and state income tax considerations, an income tax advisor should be consulted.

The Internal Revenue Service ("IRS") makes no representation regarding the likelihood of continuation of current federal income tax laws, Treasury regulations or of the current interpretations. We reserve the right to make changes to the policy to assure that it will continue to qualify as a life insurance contract for federal income tax purposes.

INCOME TAX STATUS

We are taxed as a life insurance company under the Internal Revenue Code of 1986 (the "Code"), as amended. For federal income tax purposes, neither the Separate Account nor the Guaranteed Interest Accounts are separate entities from Phoenix Life Insurance Company. PHL Variable Insurance Company and Phoenix Life and Annuity Company and their operations form a part of the companies.

Investment income and realized capital gains on the assets of the Separate Account are reinvested and taken into account in determining the value of the Separate Account. Investment income of the Separate Account, including realized net capital gains, is not taxed to us. Due to our income tax status under current provisions of the Code, no charge currently will be made to the Separate Account for our federal income taxes which may be attributable to the Separate Account. We reserve the right to make a deduction for taxes if our federal income tax treatment is determined to be other than what we currently believe it to be, if changes are made affecting the income tax treatment to our variable life insurance contracts, or if changes occur in our income tax status. If imposed, such charge would be equal to the federal income taxes attributable to the investment results of the Separate Account.


POLICY BENEFITS

DEATH BENEFIT PROCEEDS
The policy, whether or not it is a modified endowment contract (see "Modified Endowment Contracts"), should be treated as meeting the definition of a life insurance contract for federal income tax purposes under Section 7702 of the Code. As such, the death benefit proceeds thereunder should be excludable from the gross income of the beneficiary under Code Section 101(a)(1). Also, a policy owner should not be considered to be in constructive receipt of the net surrender value, including investment income. However, see the sections below on possible taxation of amounts received under the policy, via surrender, withdrawal or loan.

Code Section 7702 imposes certain conditions with respect to premiums received under a policy. We monitor the premiums to assure compliance with such conditions. However, if the premium limitation is exceeded during the year, we may return the excess premium, with interest, to the policy owner within 60 days after the end of the policy year, and maintain the qualification of the policy as life insurance for federal income tax purposes.

SURRENDERS
Upon surrender of a policy for its net surrender value, the excess, if any, of the policy value (unreduced by any outstanding indebtedness) over the premiums paid will be treated as ordinary income for federal income tax purposes. The surrender of a policy that is a modified endowment contract may result in the imposition of an additional 10% tax on any income received.

WITHDRAWALS
If the policy is a modified endowment contract, withdrawals and other distributions are fully taxable to the extent of income in the policy and are possibly subject to an additional 10% tax. See the discussion on modified endowment contracts below. If the policy is not a modified endowment contract, partial surrenders still may be taxable, as follows. Code Section 7702(f)(7) provides that where a reduction in death benefits occurs during the first 15 years after a policy is issued and there is a cash distribution associated with that reduction, the policy owner may be taxed on all or a part of that amount distributed. A reduction in death benefits may result from a withdrawal. After 15 years, the proceeds will not be subject to tax, except to the extent such proceeds exceed the total amount of premiums paid but not previously recovered. We suggest you consult with your tax advisor in advance of a proposed decrease in death benefits or a withdrawal as to the portion, if any, which would be subject to tax, and in addition as to the impact such withdrawal might have under the new rules affecting modified endowment contracts.

LOANS
We believe that any loan received under a policy will be treated as your indebtedness. If the policy is a modified endowment contract, loans are fully taxable to the extent of income in the policy and are possibly subject to an additional 10% tax. See the discussion on modified endowment contracts. If the policy is not a modified endowment contract, we believe that no part of any loan under a policy will constitute income to you.

The deductibility by a policy owner of loan interest under a policy may be limited under Code Section 264, depending on the circumstances. A policy owner intending to fund premium payments through borrowing should consult an income tax advisor with respect to the tax consequences. Under the "personal" interest limitation provisions of the Code, interest on policy loans used for personal purposes is not tax deductible. Other rules may apply to allow all or part of the interest expense as a deduction if the loan proceeds are used for "trade or business" or "investment" purposes. See your tax advisor for further guidance.

BUSINESS-OWNED POLICIES
If a business or a corporation owns the policy, the Code may impose additional restrictions. The Code limits the interest deduction on business-owned policy loans and may impose tax upon the inside build-up of corporate-owned life insurance policies through the corporate alternative minimum tax.


MODIFIED ENDOWMENT CONTRACTS

GENERAL
Pursuant to Code Section 72(e), loans and other amounts received under modified endowment contracts will, in general, be taxed to the extent of accumulated income (generally, the excess of policy value over premiums paid). Life insurance policies can be modified endowment contracts if they fail to meet what is known as "the 7-pay test."

This test compares your policy to a hypothetical life insurance policy of equal face amount which requires seven equal annual premiums to be "fully paid-up," continuing to provide a level death benefit with no further premiums. A policy becomes a modified endowment contract if, at any time during the first seven years, the cumulative premium paid on the policy exceeds the cumulative premium that would have been paid under the hypothetical policy. Premiums paid during a policy year but which are returned by us with interest within 60 days after the end of the policy year will be excluded from the 7-pay test. A life insurance policy received in exchange for a modified endowment contract will be treated as a modified endowment contract.

REDUCTION IN BENEFITS DURING THE FIRST SEVEN YEARS
If there is a reduction in death benefits previously elected, during the first seven policy years, the premiums are redetermined for purposes of the 7-pay test as if the policy originally had been issued at the reduced death benefit level and the new limitation is applied to the cumulative amount paid for each of the first seven policy years.

DISTRIBUTIONS AFFECTED
If a policy fails to meet the 7-pay test, it is considered a modified endowment contract only as to distributions in the year in which the test is failed and all subsequent policy years. However, distributions made in anticipation of such failure (there is a presumption that distributions made within two years prior to such failure were "made in anticipation") also are considered distributions under a modified endowment contract. If the policy satisfies the 7-pay test for seven years, distributions and loans generally will not be subject to the modified endowment contract rules.

PENALTY TAX
Any amounts taxable under the modified endowment contract rule will be subject to an additional 10% excise tax, with certain exceptions. This additional tax will not apply in the case of distributions that are:

[diamond] made on or after the taxpayer attains age 59 1/2;

[diamond] attributable to the taxpayer's disability (within the meaning of Code
          Section 72(m)(7)); or

[diamond] part of a series of substantially equal periodic payments (not less often than annually) made for the life (or life expectancy) of the taxpayer or the joint lives (or life expectancies) of the taxpayer and his beneficiary.

MATERIAL CHANGE RULES
Any determination of whether the policy meets the 7-pay test will begin again any time the policy undergoes a "material change," which includes any increase in death benefits or any increase in or addition of a qualified additional benefit, or any increase in or addition of any rider benefit available as an Optional Insurance Benefit (described above), with the following two exceptions.

[diamond] First, if an increase is attributable to premiums paid "necessary to fund" the lowest death benefit and qualified additional benefits payable in the first seven policy years or to the crediting of interest or dividends with respect to these premiums, the "increase" does not constitute a material change.

[diamond] Second, to the extent provided in regulations, if the death benefit or qualified additional benefit increases as a result of a cost-of-living adjustment based on an established broad-based index specified in the policy, this does not constitute a material change if:

         o the cost-of-living determination period does not exceed the remaining premium payment period under the policy; and

         o the cost-of-living increase is funded ratably over the remaining premium payment period of the policy.

A reduction in death benefits is not considered a material change unless accompanied by a reduction in premium payments.

A material change may occur at any time during the life of the policy (within the first seven years or thereafter), and future taxation of distributions or loans would depend upon whether the policy satisfied the applicable 7-pay test from the time of the material change. An exchange of policies is considered to be a material change for all purposes.

SERIAL PURCHASE OF MODIFIED ENDOWMENT CONTRACTS
All modified endowment contracts issued by the same insurer (or affiliated companies of the insurer) to the same policy owner within the same calendar year will be treated as one modified endowment contract in determining the taxable portion of any loans or distributions made to the policy owner. The U.S. Treasury has been given specific legislative authority to issue regulations to prevent the avoidance of the new distribution rules for modified endowment contracts. A tax advisor should be consulted about the tax consequences of the purchase of more than one modified endowment contract within any calendar year.

LIMITATIONS ON UNREASONABLE MORTALITY AND EXPENSE CHARGES
The Code imposes limitations on unreasonable mortality and expense charges for purposes of ensuring that a policy qualifies as a life insurance contract for federal income tax purposes. The mortality charges taken into account to compute permissible premium levels may not exceed those charges required to be used in determining the federal income tax reserve for the policy, unless U.S. Treasury regulations prescribe a higher level of charge. In addition, the expense charges taken into account under the guideline premium test are required to be reasonable, as defined by the U.S. Treasury regulations. We will comply with the limitations for calculating the premium we are permitted to receive from you.

QUALIFIED PLANS
A policy may be used in conjunction with certain qualified plans. Since the rules governing such use are complex, you should not use the policy in conjunction with a qualified plan until you have consulted a pension consultant or income tax advisor.

DIVERSIFICATION STANDARDS
To comply with the Diversification Regulations under Code Section 817(h), ("Diversification Regulations") each series is required to diversify its investments. The Diversification Regulations generally require that on the last day of each calendar quarter the series' assets be invested in no more than:

[diamond] 55% in any one investment
[diamond] 70% in any two investments
[diamond] 80% in any three investments
[diamond] 90% in any four investments

A "look-through" rule applies to treat a pro rata portion of each asset of a series as an asset of the Separate Account; therefore, each series will be tested for compliance with the percentage limitations. For purposes of these diversification rules, all securities of the same issuer are treated as a single investment, but each United States government agency or instrumentality is treated as a separate issuer.

The general diversification requirements are modified if any of the assets of the Separate Account are direct obligations of the U.S. Treasury. In this case, there is no limit on the investment that may be made in U.S. Treasury securities, and for purposes of determining whether assets other than U.S. Treasury securities are adequately diversified, the generally applicable percentage limitations are increased based on the value of the Separate Account's investment in U.S. Treasury securities. Notwithstanding this modification of the general diversification requirements, the portfolios of the funds will be structured to comply with the general diversification standards because they serve as an investment vehicle for certain variable annuity contracts that must comply with these standards.

In connection with the issuance of the Diversification Regulations, the U.S. Treasury announced that such regulations do not provide guidance concerning the extent to which you may direct your investments to particular divisions of a separate account. It is possible that a revenue ruling or other form of administrative pronouncement in this regard may be issued in the near future. It is not clear, at this time, what such a revenue ruling or other pronouncement will provide. It is possible that the policy may need to be modified to comply with such future U.S. Treasury announcements. For these reasons, we reserve the right to modify the policy, as necessary, to prevent you from being considered the owner of the assets of the Separate Account.

We intend to comply with the Diversification Regulations to assure that the policies continue to qualify as a life insurance contract, for federal income tax purposes.

CHANGE OF OWNERSHIP OR INSURED OR ASSIGNMENT
Changing the policy owner or the insured or an exchange or assignment of the policy may have tax consequences, depending on the circumstances. Code Section 1035 provides that a life insurance contract can be exchanged for another life insurance contract, without recognition of gain or loss, assuming that no money or other property is received in the exchange, and that the policies relate to the same Insured. If the surrendered policy is subject to a policy loan, this may be treated as the receipt of money on the exchange. We recommend that any person contemplating such actions seek the advice of an income tax advisor.

OTHER TAXES
Federal estate tax, state and local estate, inheritance and other tax consequences of ownership or receipt of policy proceeds depend on the circumstances of each policy owner or beneficiary. We do not make any representations or guarantees regarding the tax consequences of any policy with respect to these types of taxes.

WITHHOLDING
We are required to withhold federal income taxes on the taxable portion of any amounts received under the policy unless you elect to not have any withholding or in certain other circumstances. You are not permitted to elect out of withholding if you do not provide a social security number or other taxpayer identification number. Special withholding rules apply to payments made to nonresident aliens. You are liable for payment of federal income taxes on the taxable portion of any amounts received under the policy. You may be subject to penalties if your withholding or estimated tax payments are insufficient.


LEGAL PROCEEDINGS
--------------------------------------------------------------------------------

There are no pending legal proceedings that are expected to have a material affect on the financial position of the Company or the Separate Account.


FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

The financial statements of PHL Variable Insurance Company at December 31, 2005 and 2004, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2005 and the results of its operations and cash flows for the periods indicated are contained in the Statement of Additional Information (SAI), which you can get free of charge by calling the toll free number given on page one. The financial statements of PHL Variable Insurance Company included herein should be considered only as bearing upon the ability of PHL Variable Insurance Company to meet its obligations under the policies. You should not consider them as bearing on the investment performance of the assets held in the Separate Account or the Guaranteed Interest Accounts' rates that we credit during a guarantee period.

--------------------------------------------------------------------------------
GLOSSARY OF SPECIAL TERMS
--------------------------------------------------------------------------------

The following is a list of terms and their meanings when used in this prospectus.

AGE: On any given day, the age of the insured on the last birthday.

ASSET ALLOCATION: A process of investing among asset classes, such as stocks, bonds and cash that act differently under various economic conditions and bear different levels of investment risk.

ASSET ALLOCATION PROGRAM: An asset allocation portfolio that encompasses the investment options and percentage allocations to reflect risk tolerance, time horizon and investment objectives, e.g. conservative, moderate and aggressive. (Required for the GMWB Feature).

ATTAINED AGE: The age of the insured on the policy date plus the number of whole years elapsed since the policy date.

BUSINESS DAY (DATE): any day that we are open for business and the New York Stock Exchange ("NYSE") is open for trading. The net asset value of the underlying shares of a subaccount will be determined at the end of each business day. We will deem each business day to end at the close of regularly scheduled trading of the NYSE (currently 4:00 p.m. Eastern Time) on that day.

BUSINESS PERIOD: The period in days from the end of one business day through the next business day.

DEATH BENEFIT: The amount payable to the beneficiary if this policy is in force upon the death of the insured.

DUE PROOF OF DEATH: A certified death certificate, or an order of a court of competent jurisdiction, or any other proof acceptable to us.

FACE AMOUNT: The amount of life insurance used to determine the death benefit, which on issue date equals the initial face amount shown on your policy; thereafter it may change under the terms of your policy.

GENERAL ACCOUNT: An account that consists of the Company's assets, including any policy value you allocate to the Guaranteed Interest Accounts, and excluding assets held in any Separate Account.

GUARANTEED INTEREST ACCOUNT (GIA): Part of our General Account to which you may allocate all or part of your policy value. You do not share in the investment experience of the General Account, but rather are guaranteed a minimum stated rate of return over a specified time. The GIA also serves as the "loan account" in which the amount equal to the principal amount of a loan and any accrued interest are held to secure policy debt.

GUIDELINE LEVEL PREMIUM: The level premium required, when accrued at 4% with guaranteed cost of insurance rates and assuming current expenses, for the policy value to equal the face amount at age 100.

IN FORCE: The policy has not terminated or otherwise lapsed in accordance with the grace period and lapse provision.

IN WRITING (WRITTEN NOTICE, WRITTEN REQUEST): Is a written form signed by you, satisfactory to us and received by us.

INSURED: The person upon whose life the policy is issued.

ISSUE DATE: The date from which the suicide exclusion and Incontestability provisions are applied.

LONG-TERM GUARANTEED INTEREST ACCOUNT: Part of our General Account to which you may allocate all or part of your policy value. You do not share in the investment experience of the General Account; but rather are guaranteed a minimum stated rate of return over a specified time. The Long-term Guaranteed Interest Account has more restrictions than the GIA and emphasizes longer-term investments.

MINIMUM DEATH BENEFIT: The policy value on the date of death increased by a percentage taken from a table in the policy based on the attained age of the insured at the beginning of the policy year in which death occurs.

MINIMUM INITIAL PREMIUM: The amount needed to put the policy in force; one quarter of the required annual premium.

MONTHLY CALCULATION DATE: The date on which monthly deductions are assessed from the policy value. The first monthly calculation date is the policy date. Subsequent monthly calculation dates are the same days of each month thereafter or, if such day does not fall within a given month, the last day of that month will be used.

NET AMOUNT AT RISK: The net amount at risk equals the difference between the total death benefit and the policy value.

NET POLICY VALUE: The policy value less the policy debt.

NET SURRENDER VALUE: The policy value less any surrender charges and any policy debt on the date of surrender.

OVERDRAWN PROTECTION: Prevents a policy from terminating prior to the death of the insured by maintaining a minimum policy value and death benefit. This feature is included in all policies that purchase the GMWB feature.

OVERLOAN PROTECTION PROVISION: An optional provision that is designed to prevent a heavily loaned policy from lapsing as long as certain conditions are met. This feature is available only on policies that do not purchase the GMWB feature.

PAYMENT DATE: The business day on which a premium payment or loan repayment is received by us unless it is received after the close of the New York Stock Exchange in which case it will be the next valuation date.

POLICY ANNIVERSARY: The same day and month each year as the   policy date.

POLICY DATE: The date from which the first policy charges are calculated. Policy years, policy months and policy anniversaries are determined from the policy date.

POLICY DEBT: Unpaid loans with accrued interest.

POLICY MONTH: The period from one monthly calculation date up to, but not including, the next monthly calculation date.

POLICY VALUE: The sum of your policy's share in the value of each subaccount plus any value of your policy allocated to the Guaranteed Interest Accounts.

POLICY YEAR: The first policy year is the one-year period from the policy date up to, but not including, the first policy anniversary. Each succeeding policy year is the one-year period from the policy anniversary up to, but not including, the next policy anniversary.

REQUIRED ANNUAL PREMIUM: The amount that you must pay for policy coverage to be effective. This policy has a required annual premium for the first four years with flexible premiums thereafter. The minimum required annual premium is $ 5,000.

SEPARATE ACCOUNT: Assets set aside by the Company, the investment performance of which is kept separate from that of other assets of the Company.

SUBACCOUNTS: The accounts within our Separate Account to which non-loaned assets under the policy are allocated. The subaccounts, in turn, purchase shares in corresponding underlying funds.

UNIT: A standard of measurement used to determine the share of this policy in the value of each subaccount of the Separate Account.

WE (OUR, US, COMPANY): PHL Variable Insurance Company.

YOU (YOUR): The owner of this policy.

                                                   APPENDIX A - INVESTMENT OPTIONS
------------------------------------------------------------------------------------------------------------------------------------
             SUBACCOUNT NAME                            INVESTMENT OBJECTIVE                    INVESTMENT ADVISOR / SUBADVISOR
------------------------------------------ ------------------------------------------------ ----------------------------------------
AIM V.I. Capital Appreciation Fund         Growth of capital                                AIM Advisors, Inc.
------------------------------------------ ------------------------------------------------ ----------------------------------------
Federated Fund for U.S. Government         Current income by investing primarily in a
Securities II                              diversified portfolio or U.S. government         Federated Investment Management Company
                                           securities
------------------------------------------ ------------------------------------------------ ----------------------------------------
                                           High current income by investing primarily in
Federated High Income Bond Fund II         a professionally managed, diversified            Federated Investment Management Company
                                           portfolio of fixed income securities
------------------------------------------ ------------------------------------------------ ----------------------------------------
Fidelity VIP Contrafund(R) Portfolio       Long-term capital appreciation                   Fidelity Management and Research Company
------------------------------------------ ------------------------------------------------ ----------------------------------------
Fidelity VIP Growth Portfolio              Capital appreciation                             Fidelity Management and Research Company
------------------------------------------ ------------------------------------------------ ----------------------------------------
Fidelity VIP Growth Opportunities          Capital growth                                   Fidelity Management and Research Company
Portfolio
------------------------------------------ ------------------------------------------------ ----------------------------------------
Franklin Income Securities Fund            Maximize income while maintaining prospects      Franklin Adivsers, Inc.
                                           for capital appreciation
------------------------------------------ ------------------------------------------------ ----------------------------------------
(Franklin) Mutual Shares Securities Fund   Capital appreciation with income as a            Franklin Mutual Advisers, LLC
                                           secondary goal
------------------------------------------ ------------------------------------------------ ----------------------------------------
(Franklin) Templeton Developing Markets    [To be filed by subsequent amendment]
Securities Fund
------------------------------------------ ------------------------------------------------ ----------------------------------------
(Franklin) Templeton Foreign Securities    [To be filed by subsequent amendment]
Fund
------------------------------------------ ------------------------------------------------ ----------------------------------------
(Franklin) Templeton Growth Securities     [To be filed by subsequent amendment]
Fund
------------------------------------------ ------------------------------------------------ ----------------------------------------
                                           Capital appreciation through investments,
Lord Abbett Mid-Cap Value Portfolio        primarily in equity securities which are         Lord, Abbett & Co. LLC
                                           believed to be undervalued in the marketplace
------------------------------------------ ------------------------------------------------ ----------------------------------------
Lord Abbett Growth and Income Portfolio    [To be filed by subsequent amendment]
------------------------------------------ ------------------------------------------------ ----------------------------------------
Lord Abbett Mid-Cap Value Portfolio        [To be filed by subsequent amendment]
------------------------------------------ ------------------------------------------------ ----------------------------------------
Neuberger Berman AMT Fasciano Portfolio    Seeks long term capital growth                   Neuberger Berman Management Inc.
                                                                                              Subadvisor: Neuberger Berman, LLC
------------------------------------------ ------------------------------------------------ ----------------------------------------
Neuberger Berman AMT Guardian Portfolio    Seeks long term growth of capital; current       Neuberger Berman Management Inc.
                                           income is a secondary goal                         Subadvisor: Neuberger Berman, LLC
------------------------------------------ ------------------------------------------------ ----------------------------------------
Oppenheimer Capital Appreciation Fund/VA   Seeks capital appreciation by investing in       OppenheimerFunds, Inc.
                                           securities of well-known, established companies
------------------------------------------ ------------------------------------------------ ----------------------------------------
                                           Seeks long-term capital appreciation by
                                           investing a substantial portion of its assets
                                           in securities of foreign issuers,
Oppenheimer Global Securities Fund/VA      "growth-type" companies, cyclical industries     OppenheimerFunds, Inc.
                                           and special situations that are considered to
                                           have appreciation possibilities
------------------------------------------ ------------------------------------------------ ----------------------------------------
Oppenheimer Main Street Small Cap Fund/VA  Seeks capital appreciation                       OppenheimerFunds, Inc.
------------------------------------------ ------------------------------------------------ ----------------------------------------
                                                                                            Phoenix Variable Advisors, Inc.
Phoenix Mid-Cap Growth Series              Capital appreciation                               Subadvisor: Bennett Lawrence
                                                                                            Management LLC
------------------------------------------ ------------------------------------------------ ----------------------------------------
                                                                                            Phoenix Variable Advisors, Inc.
Phoenix Strategic Theme Series             Long-term capital appreciation                     Subadvisor: Bennett Lawrence
                                                                                            Management LLC
------------------------------------------ ------------------------------------------------ ----------------------------------------
Phoenix-Aberdeen International Series      High total return consistent with reasonable     Phoenix Investment Counsel, Inc.
                                           risk                                               Subadvisor: Aberdeen Asset Management
                                                                                            Inc.
------------------------------------------ ------------------------------------------------ ----------------------------------------
                                                                                            Phoenix Variable Advisors, Inc.
Phoenix-AIM Growth Series                  Long-term growth of capital                        Subadvisor: AIM Capital Management,
                                                                                            Inc.
------------------------------------------ ------------------------------------------------ ----------------------------------------
                                                                                            Phoenix Variable Advisors, Inc.
Phoenix-Alger Small-Cap Growth Series      Long-term capital growth                           Subadvisor: Fred Alger Management,
                                                                                            Inc.
------------------------------------------ ------------------------------------------------ ----------------------------------------
Phoenix-Alliance/Bernstein Enhanced        High total return                                Phoenix Variable Advisors, Inc.
Index Series                                                                                  Subadvisor: Alliance Capital
                                                                                            Management, L.P.
------------------------------------------ ------------------------------------------------ ----------------------------------------
Phoenix-Duff & Phelps Real Estate          Capital appreciation and income with             Duff & Phelps Investment Management Co.
Securities Series                          approximately equal emphasis
------------------------------------------ ------------------------------------------------ ----------------------------------------
                                           Intermediate and long-term growth of capital     Phoenix Investment Counsel, Inc.
Phoenix-Engemann Capital Growth Series     appreciation with income as a secondary            Subadvisor: Engemann Asset Management
                                           consideration
------------------------------------------ ------------------------------------------------ ----------------------------------------
Phoenix-Engemann Growth and Income         Dividend growth, current income and capital      Engemann Asset Management
Series                                     appreciation
------------------------------------------ ------------------------------------------------ ----------------------------------------
Phoenix-Engemann Small-Cap Growth Series   Long-term growth of capital                      Phoenix Investment Counsel, Inc.
                                                                                              Subadvisor: Engemann Asset Management
------------------------------------------ ------------------------------------------------ ----------------------------------------
Phoenix-Engemann Strategic Allocation      High total return over an extended period of     Phoenix Investment Counsel, Inc.
Series                                     time consistent with prudent investment risk       Subadvisor: Engemann Asset Management
------------------------------------------ ------------------------------------------------ ----------------------------------------
Phoenix-Engemann Value Equity Series       Long-term capital appreciation with current      Engemann Asset Management
                                           income as a secondary consideration
------------------------------------------ ------------------------------------------------ ----------------------------------------
                                           As high a level of current income as is
Phoenix-Goodwin Money Market Series        consistent with the preservation of capital      Phoenix Investment Counsel, Inc.
                                           and maintenance of liquidity
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
             SUBACCOUNT NAME                            INVESTMENT OBJECTIVE                    INVESTMENT ADVISOR / SUBADVISOR
------------------------------------------ ------------------------------------------------ ----------------------------------------
Phoenix-Goodwin Multi-Sector Fixed         Long-term total return                           Phoenix Investment Counsel, Inc.
Income Series
------------------------------------------ ------------------------------------------------ ----------------------------------------
                                           To provide high current income while
Phoenix-Goodwin Multi-Sector Short Term    attempting to limit changes in the series' net   Phoenix Investment Counsel, Inc.
Bond Series                                asset value per share caused by interest rate
                                           changes
------------------------------------------ ------------------------------------------------ ----------------------------------------
Phoenix-Kayne Rising Dividends Series      Long-term capital appreciation with dividend     Phoenix Investment Counsel, Inc.
                                           income as a secondary consideration                Subavisor: Kayne Anderson Rudnick
                                                                                              Investment Management, LLC
------------------------------------------ ------------------------------------------------ ----------------------------------------
Phoenix-Kayne Small-Cap Quality Value      Long-term capital appreciation with dividend     Phoenix Investment Counsel, Inc.
Series                                     income as a secondary consideration                Subavisor: Kayne Anderson Rudnick
                                                                                              Investment Management, LLC
------------------------------------------ ------------------------------------------------ ----------------------------------------
Phoenix-Lazard International Equity        Long-term capital appreciation                   Phoenix Variable Advisors, Inc.
Select Series                                                                                 Subadvisor: Lazard Asset Management
                                                                                            LLC
------------------------------------------ ------------------------------------------------ ----------------------------------------
Phoenix-Northern Dow 30 Series             To track the total return of the Dow Jones       Phoenix Variable Advisors, Inc.
                                           Industrial Average(SM) before fund expenses        Subadvisor: Northern Trust
                                                                                            Investments, N.A.
------------------------------------------ ------------------------------------------------ ----------------------------------------
Phoenix-Northern Nasdaq-100 Index(R)       To track the total return of the Nasdaq-100      Phoenix Variable Advisors, Inc.
Series                                     Index(R) before fund expenses                      Subadvisor: Northern Trust
                                                                                            Investments, N.A.
------------------------------------------ ------------------------------------------------ ----------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value    Long-term capital appreciation with current      Phoenix Variable Advisors, Inc.
Series                                     income as a secondary investment objective         Subadvisor: Alliance Capital
                                                                                            Management, L.P.
------------------------------------------ ------------------------------------------------ ----------------------------------------
                                           Long-term capital appreciation by investing      Phoenix Variable Advisors, Inc.
Phoenix-Sanford Bernstein Small-Cap        primarily in small-capitalization stocks that      Subadvisor: Alliance Capital
Value Series                               appear to be undervalued with current income     Management, L.P.
                                           as a secondary investment objective
------------------------------------------ ------------------------------------------------ ----------------------------------------
Phoenix-S&P Dynamic Asset Allocation       Current income with captial growth as a          Phoenix Variable Advisors, Inc.
Series: Moderate                           secondary consideration                            Subadvisor: Standard & Poor's
                                                                                            Investment Advisory Services LLC
------------------------------------------ ------------------------------------------------ ----------------------------------------
Phoenix-S&P Dynamic Asset Allocation       Long-term capital growth                         Phoenix Variable Advisors, Inc.
Series: Aggressive Growth                                                                     Subadvisor: Standard & Poor's
                                                                                            Investment Advisory Services LLC
------------------------------------------ ------------------------------------------------ ----------------------------------------
Phoenix-S&P Dynamic Asset Allocation       Long-term capital growth with current income     Phoenix Variable Advisors, Inc.
Series: Growth                             as a secondary consideration                       Subadvisor: Standard & Poor's
                                                                                            Investment Advisory Services LLC
------------------------------------------ ------------------------------------------------ ----------------------------------------
Phoenix-S&P Dynamic Asset Allocation       Long-term capital growth and current income      Phoenix Variable Advisors, Inc.
Series: Moderate Growth                    with a greater emphasis on capital growth          Subadvisor: Standard & Poor's
                                                                                            Investment Advisory Services LLC
------------------------------------------ ------------------------------------------------ ----------------------------------------
Phoenix-Van Kampen Comstock Series         [To be filed by subsequent amendment]
------------------------------------------ ------------------------------------------------ ----------------------------------------
PIMCO VIT Commodity Real Return Portfolio  Seeks maximum real return consistent with        Pacific Investment Management Company
                                           prudent investment management                    LLC
------------------------------------------ ------------------------------------------------ ----------------------------------------
                                           Seeks maximum real return, consistent
PIMCO VIT Real Return Portfolio            preservation of real capital and prudent         Pacific Investment Management Company
                                           investment management                            LLC
------------------------------------------ ------------------------------------------------ ----------------------------------------
                                           Seeks maximum total return, consistent with
PIMCO VIT Total Return Portfolio           preservation of capital and prudent investment   Pacific Investment Management Company
                                           management                                       LLC
------------------------------------------ ------------------------------------------------ ----------------------------------------
                                           Match the performance of the Standard & Poor's
Scudder VIT Equity 500 Index Fund          500 Composite Stock Price Index which            Deutsche Asset Management, Inc.
                                           emphasizes stocks of large U.S. companies
------------------------------------------ ------------------------------------------------ ----------------------------------------
Technology Portfolio                       Long-term capital appreciation                   Morgan Stanley Investment Management
                                                                                            Inc.
------------------------------------------ ------------------------------------------------ ----------------------------------------
Wanger International Select                Long-term growth of capital                      Columbia Wanger Asset Management, L.P.
------------------------------------------ ------------------------------------------------ ----------------------------------------
Wanger International Small Cap             Long-term growth of capital                      Columbia Wanger Asset Management, L.P.
------------------------------------------ ------------------------------------------------ ----------------------------------------
Wanger Select                              Long-term growth of capital                      Columbia Wanger Asset Management, L.P.
------------------------------------------ ------------------------------------------------ ----------------------------------------
Wanger U.S. Smaller Companies              Long-term growth of capital                      Columbia Wanger Asset Management, L.P.
------------------------------------------------------------------------------------------------------------------------------------

PHL VARIABLE INSURANCE COMPANY
PO Box 22012
Albany, NY 12201-2012























Additional information about the Phoenix Express VUL(SM) (the "Policy") and the PHLVIC Variable Universal Life Account (the "Separate Account") is contained in the Policy's Statement of Additional Information ("SAI") dated[ , 2006], which has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus.

The SAI, personalized illustrations of death benefits and cash surrender values are available, without charge, upon request. Inquiries and requests for the SAI and other requests should be directed in writing to Phoenix Variable Products Mail Operations, PO Box 8027, Boston, Massachusetts 02266-8027, or by telephone
(800) 541-0171 or you can download copies from The Phoenix Companies, Inc. Web site at phoenixwm.phl.com.

Information about the Separate Account, including the SAI, can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling the SEC at
(202) 942-8090. Reports and other information about the Separate Account are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC Public Reference Section, 100 F Street, NE, Room 1580, Washington, D.C. 20549-0102.

PHL Variable Insurance Company
A member of The Phoenix Companies, Inc.
PhoenixWealthManagement.com
V615

Investment Company Act File No. 811-09065

[logo] PHOENIX(R)

[TO BE FILED BY SUBSEQUENT AMENDMENT] (C)2006 The Phoenix Companies, Inc. [7/06]

                                                                     [VERSION B]

                                     PART B

                                      [TBD]
                     PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
                    ISSUED BY: PHL VARIABLE INSURANCE COMPANY

STATEMENT OF ADDITIONAL INFORMATION                                     [  2006]
                                  ------------

       FLEXIBLE PREMIUM FIXED AND VARIABLE UNIVERSAL LIFE INSURANCE POLICY

This Statement of Additional Information ("SAI") is not a prospectus and should
be read in conjunction with the prospectus, dated [   2006]. You may obtain a
copy of the prospectus without charge by contacting PHL Variable Insurance Company ("PHL Variable") at the address or telephone number below. Defined terms used in the current prospectus are incorporated in this SAI.


                                  ------------

                                TABLE OF CONTENTS

                                                                           PAGE
                                                                           ----
PHL Variable Insurance Company..........................................     2

The Separate Account....................................................     2

The Policy..............................................................     2

Servicing Agent.........................................................     3

Underwriter and Sales of the Policies...................................     3

Performance History.....................................................     3

Additional Information about Charges....................................     6

Safekeeping of the Separate Account's Assets............................     7

State Regulation........................................................     7

Reports.................................................................     7

Experts ................................................................     7

Separate Account Financial Statements...................................  SA-1

Company Financial Statements............................................   F-1

                                  ------------

IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT US AT OUR MAIN ADMINISTRATIVE OFFICE:

                                       PHOENIX VARIABLE PRODUCTS MAIL OPERATIONS
                                      VARIABLE AND UNIVERSAL LIFE ADMINISTRATION
                                                                     PO Box 8027
                                                Boston, Massachusetts 02266-8027
                                                                     [Telephone]
                                                             Tel. (800) 541-0171

PHL VARIABLE INSURANCE COMPANY
------------------------------------------

We are PHL Variable Insurance Company, a Connecticut stock life insurance company incorporated on July 15, 1981. We sell life insurance policies and annuity contracts through our affiliated distribution companies and through brokers. Our executive and administrative office is at One American Row in Hartford, Connecticut 06103-2899.

PHL Variable is a wholly owned subsidiary of Phoenix Life Insurance Company ("Phoenix") through its holding company, PM Holdings, Inc. Phoenix is a life insurance company, which is wholly owned by The Phoenix Companies, Inc. ("PNX"), which is a manufacturer of insurance, annuity and asset management products.


THE SEPARATE ACCOUNT
------------------------------------------

PHL Variable established the PHLVIC Variable Universal Life Account ("Separate Account") as a separate account under Connecticut insurance law on September 10, 1998. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") under which it meets the definition of a "separate account."

Connecticut law requires all income, gains or losses of the Separate Account be credited to, or charged against, amounts placed in the Separate Account without regard to the other income, gains and losses of PHL Variable. The assets of the Separate Account may not be charged with liabilities arising out of any other business we may conduct. Obligations under the Policies are obligations of PHL Variable.

The Separate Account is divided into subaccounts, each of which is available for allocation of policy value. Each subaccount will invest solely in a single investment portfolio of a fund. Each portfolio has its own specified investment objective. The policy value allocated to the Separate Account depends on the investment performance of the underlying funds. The policy owner bears the full investment risk for all monies invested in the Separate Account.

REINVESTMENT AND REDEMPTION
All dividend distributions of a fund are automatically reinvested in shares of the fund at their net asset value on the date of distribution; any capital gains distributions of a fund are likewise reinvested at the net asset value on the record date. PHL Variable redeems fund shares at their net asset value to the extent necessary to make payments under the policy.

SUBSTITUTION OF INVESTMENTS
We reserve the right to make additions to, deletions from, or substitutions for the investments held by the Separate Account, subject to compliance with the law as currently applicable or as subsequently changed.

If the shares of any of the portfolios of a fund should no longer be available for investment, or, if in our judgment, further investment in shares of any of the portfolios becomes inappropriate in view of the objectives of the policy, then we may substitute shares of another fund for shares already purchased, or to be purchased in the future. No substitution of fund shares held by the Separate Account may take place without prior approval of the SEC and prior notice to you. In the event of a substitution, you will be given the option of transferring the policy value from the affected subaccount to another subaccount without penalty.

DETERMINATION OF SUBACCOUNT VALUES
We establish the unit value of each subaccount on the first valuation date of that subaccount. The unit value of a subaccount on any other valuation date is determined by multiplying the unit value of that subaccount on the previous valuation date by the net investment factor for that subaccount for the then current valuation period. The unit value of each subaccount on a day other than a valuation date is the unit value on the next valuation date. Unit values are carried to six decimal places. The unit value of each subaccount on a valuation date is determined at the end of that day.

The net investment factor for each subaccount is determined by the investment performance of the assets held by the subaccount during the valuation period. Each valuation will follow applicable law and accepted procedures. The net investment factor is determined by the formula:

      (A) + (B) - (D) where:
      --------
         (C)

  (A)= The value of the assets in the subaccount on the current valuation date, including accrued net investment income and realized and unrealized capital gains and losses, but excluding the net value of any transactions during the current valuation period.

  (B)= The amount of any dividend (or, if applicable, any capital gain distribution) received by the subaccount if the "ex-dividend" date for shares of the fund occurs during the current valuation period.

  (C)= The value of the assets in the subaccount as of the just prior valuation date, including accrued net investment income and realized and unrealized capital gains and losses, and including the net amount of any deposits and withdrawals made during the valuation period ending on that date.

  (D)= Any charges for taxes on income and capital gains plus charges for changes in tax reserves for the current valuation period, per $1 of assets in the subaccount. These charges will only be deducted if, in the future, the Separate Account becomes liable for them.


THE POLICY
------------------------------------------

The number of units credited to a subaccount of the Separate Account will be determined by dividing the portion of the net premium applied to that subaccount by the unit value of the subaccount on the payment date.

You may increase or decrease the planned premium amount (within limits) or payment frequency at any time by writing to VPMO. We reserve the right to limit increases to such maximums as may be established from time to time. During a grace period, the minimum payment we will accept is the amount needed to prevent policy lapse.

THE POLICY
The policy and attached copy of the application are the entire contract. Only statements in the application can be used to void the policy. The statements are considered representations and not warranties. Only an executive officer of PHL Variable can agree to change or waive any provisions of the policy.

CHANGE OF OWNER OR BENEFICIARY
The beneficiary you name in the policy application, or subsequently change, will receive the policy benefits upon death of the insured person. If your named beneficiary dies before then, the named contingent beneficiary, if any, will become the beneficiary. If there is no surviving or named beneficiary, we will pay the death benefit to you or to your estate.

You may change the policy owner and the beneficiary as long as the policy remains in force. Changes must be made by written request, in a form satisfactory to us. A beneficiary change will take effect as of the date you sign the written notice, regardless of whether the insured person is living when we receive the notice. However, we will not be liable for any payment made or action taken before we receive your written notice.

MISSTATEMENTS
If you incorrectly state the age or gender of the insured person, we will adjust the face amount to reflect the correct cost of insurance rate. The adjusted death benefit will equal the coverage our most recent cost of insurance deduction would provide based on the insured persons' correct personal information.

SURPLUS
This nonparticipating policy does not pay dividends. You will not share in PHL Variable's surplus earnings.


SERVICING AGENT
------------------------------------------

The Phoenix Edge Series Fund reimburses Phoenix Life Insurance Company or various shareholder services provided by the Variable Product Operations area, located at 31 Tech Valley Drive, East Greenbush, NY 12061. The Phoenix Edge Series Fund is an open-end management investment company with many separate series. Shares of the fund are not directly offered to the public, but through variable life policies and variable annuities issued by PHL Variable, Phoenix Life Insurance Company and Phoenix Life and Annuity Company. The functions performed include investor inquiry support, shareholder trading, confirmation of investment activity, quarterly statement processing and Web/Interactive Voice Response trading. The rate of reimbursement for 2006 is 0.08% of the fund's average daily net assets. The total administrative service fees paid by the fund for the last three fiscal years follows:

----------------------------------------------------------
   YEAR ENDED DECEMBER 31,              FEE PAID
----------------------------------------------------------

----------------------------------------------------------
             2003                     $1.7 Million
----------------------------------------------------------
             2004                     $2.2 Million
----------------------------------------------------------
             2005                     $1.9 Million
----------------------------------------------------------


UNDERWRITER AND SALES OF THE POLICIES
------------------------------------------

Phoenix Equity Planning Corporation ("PEPCO") is the principal underwriter and national distributor for the policies pursuant to an underwriting agreement dated November 1, 2000. Its principal business address is One American Row, Hartford, CT 06103-2899. PEPCO is a directly wholly owned subsidiary of Phoenix Investment Partners, Inc. ("PXP"). PXP is an indirectly owned subsidiary of PNX. PEPCO is an affiliated subsidiary of both the Separate Account and Phoenix.

PEPCO, an affiliate of PHL Variable, as underwriter, offers these policies on a continuous basis. PEPCO is not compensated for any underwriting commissions. All underwriting commission costs are borne directly by PHL Variable. The basis of the mortality rates guaranteed in the policy is the 1980 Commissioners' Standard Ordinary Mortality Table, adjusted for risk classifications.

Policies may be purchased from broker-dealers registered under the 1934 Act whose representatives are authorized by applicable law to sell policies under terms of agreements provided by PEPCO. Sales commissions will be paid to registered representatives on purchase payments we receive under these policies. PHL Variable will pay a maximum total sales commission of 50% of premiums. To the extent that the sales charge under the policies is less than the sales commissions paid with respect to the policies, we will pay the shortfall from our General Account assets, which will include any profits we may derive under the policies.

To the extent permitted by NASD rules, overrides and promotional incentives or payments also may be provided to broker-dealers based on sales volumes, the assumption of wholesaling functions, or other sales-related criteria. Additional payments may be made for other services not directly related to the sale of the policies, including the recruitment and training of personnel, production of promotional literature and similar services.


PERFORMANCE HISTORY
------------------------------------------

The rates of return shown are not an estimate nor are they a guarantee of future performance. The performance history shown is solely for the underlying investment portfolios. They do not illustrate how actual performance will affect the benefits under your policy because they do not account for any of the charges and deductions that apply to your policy value.

Yield of the Phoenix-Goodwin Money Market Series. We calculate the yield of the Phoenix-Goodwin Money Market Series for a 7-day "base period" by determining the "net change in value" of a hypothetical pre-existing account. We assume the hypothetical account had an initial balance of one share of the series at the beginning of the base period. We then determine what the value of the hypothetical account would have been at the end of the 7-day base period. We assume no policy charges were deducted from the hypothetical account. The end value minus the initial value gives us the net change in value for the hypothetical account. The net change in value can then be divided by the initial value giving us the base period return (one week's return). To find the equivalent annual return we multiply the base period return by 365/7. The equivalent effective annual yield differs from the annual return because we assume all returns are reinvested in the subaccount. We carry results to the nearest hundredth of one percent.

Example Calculation:

The following example of a return/yield calculation for the Phoenix-Goodwin Money Market Series is based on the 7-day period ending December 31, 2005:

Value of hypothetical pre-existing account with exactly one
   unit at the beginning of the period:..............................$1.000000
Value of the same account (excluding capital changes) at the end of the 7-day period:..........................................$1.000700
Calculation:
   Ending account value..............................................$1.000700
   Less beginning account value......................................$1.000000
   Net change in account value.......................................$0.000700
Base period return:
   (adjusted change/beginning account value).........................$0.000700
Current annual yield = return x (365/7) =................................3.65%
Effective annual yield = [(1 + return)365/7] - 1 =.......................3.72%

The current yield and effective yield information will fluctuate. Yield and return information may not provide a suitable basis for comparison with bank deposits or other investments which are insured and/or pay a fixed yield for a stated period of time, or other investment companies, due to charges which will be deducted on the Separate Account level.

Total Return: We will usually advertise the average annual total return for a subaccount calculated for one year, three years, five years, ten years and since the inception date of the underlying portfolio. We assume the reinvestment of all distributions at net asset value but do not account for the deduction of any of the daily or monthly charges made under the policy.

Performance is the compounded return for the time period indicated, net of all fund level fees. Returns for the periods greater than one year are annualized. Performance does not include the effects of product charges, including any or all of the following: issue, sales and tax charges; mortality and expense risk fees; cost of insurance charges; administrative and transfer fees; and surrender charges. If these charges were reflected in these returns, performance would be significantly lower than shown. Please obtain a personalized illustration by contacting your registered representative. The illustration will show all applicable charges deducted, including the cost of insurance.

Since subaccount performance fluctuates, the policy value, when redeemed, may be worth more or less than the original cost. Withdrawals will affect the policy value and death benefit. You may obtain a copy of the most up-to-date performance numbers from your registered representative.

-------------------------------------------------------------------------------
       AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 2005
-------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
                SERIES                               INCEPTION DATE   1 YEAR   5 YEARS  10 YEARS  SINCE INCEPTION
-----------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                      5/5/1993
-----------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government Securities II       3/28/1994
-----------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                      3/1/1994
-----------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                            11/3/1997
-----------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                     11/3/1997
-----------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                                   11/3/1997
-----------------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund
-----------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                          11/8/1996
-----------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund
-----------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                      5/11/1992
-----------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                       3/15/1994
-----------------------------------------------------------------------------------------------------------------
Bond-Debenture Portfolio                              11/30/2001
-----------------------------------------------------------------------------------------------------------------
Growth and Income Portfolio                           12/11/1989
-----------------------------------------------------------------------------------------------------------------
Mid-Cap Value Portfolio                                9/15/1999
-----------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Fasciano Portfolio
-----------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio
-----------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA
-----------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA                            [To be filed by subsequent amendment]
-----------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Fund Small Group/VA
-----------------------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series                           3/2/1998
-----------------------------------------------------------------------------------------------------------------
Phoenix Strategic Theme Series                         1/29/1996
-----------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                   5/1/1990
-----------------------------------------------------------------------------------------------------------------
Phoenix-AIM Growth Series                             12/15/1999
-----------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                  8/12/2002
-----------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series       7/14/1997
-----------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series     5/1/1995
-----------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                12/31/1982
-----------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Growth and Income Series               3/2/1998
-----------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series               8/15/2000
-----------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series           9/17/1984
-----------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Value Equity
-----------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                    10/8/1982
-----------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series      12/31/1982
-----------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond Series     6/2/2003
-----------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                  8/12/2002
-----------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series           8/12/2002
-----------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series      8/12/2002
-----------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                        12/15/1999
-----------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series            8/15/2000
-----------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series          3/2/1998
-----------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series      11/20/2000
-----------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation- Aggressive Growth
-----------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation - Growth
-----------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation - Moderate
-----------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation - Moderate Growth
-----------------------------------------------------------------------------------------------------------------
Phoenix Van Campen Comstock
-----------------------------------------------------------------------------------------------------------------
PIMCO VIT Commodity Real Return Strategy Portfolio
-----------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return
-----------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio
-----------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                      10/1/1997
-----------------------------------------------------------------------------------------------------------------
Technology Portfolio                                  11/30/1999
-----------------------------------------------------------------------------------------------------------------
Wanger International Select                             2/1/1999
-----------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                          5/1/1995
-----------------------------------------------------------------------------------------------------------------
Wanger Select                                           2/1/1999
-----------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                           5/1/1995
-----------------------------------------------------------------------------------------------------------------

We may include information about a series' or an advisor's investment strategies and management style in advertisements, sales literature and other communications. An advisor may alter investment strategies and style in response to changing market and economic conditions. A fund may advertise all or part of a series' portfolio holdings, including holdings in specific industries. A fund may also separately illustrate the income and capital gains portions of a series' total return. A fund may also advertise performance by dividing returns into equity and debt components.

A series may compare its returns to any of a number of well-known benchmarks of market performance; including, but not limited to:

       The Dow Jones Industrial Average(SM) (DJIA)
       First Boston High Yield Index
       Salomon Brothers Corporate Index
       Salomon Brothers Government Bond Index
       Standard & Poor's 500 Index(R) (S&P 500)

Each subaccount may include its yield and total return in advertisements or communications with current or prospective policy owners. Each subaccount may also include in such advertisements, its ranking or comparison to similar mutual funds by such organizations as:

       Lipper Analytical Services
       Morningstar, Inc.
       Thomson Financial

A fund may also compare a series' performance to other investment or savings vehicles (such as certificates of deposit) and may refer to results published in such publications as:

       Barron's
       Business Week
       Changing Times
       Consumer Reports
       Financial Planning
       Financial Services Weekly
       Forbes
       Fortune
       Investor's Business Daily
       Money
       The New York Times
       Personal Investor
       Registered Representative
       U.S. News and World Report
       The Wall Street Journal

DJIA is an unweighted index of 30 industrial "blue chip" U.S. stocks. It is the oldest continuing U.S. market index. The 30 stocks now in the DJIA are both widely-held and a major influence in their respective industries. The average is computed in such a way as to preserve its historical continuity and account for such factors as stock splits and periodic changes in the components of the index. The editors of The Wall Street Journal select the component stocks of the DJIA.

The S&P 500 is a market-value weighted index composed of 500 stocks chosen for market size, liquidity, and industry group representation. It is one of the most widely used indicators of U.S. stock market performance. The composition of the S&P 500 changes from time to time. Standard & Poor's Index Committee makes all decisions about the S&P 500.

Weighted and unweighted indexes: A market-value, or capitalization, weighted index uses relative market value (share price multiplied by the number of shares outstanding) to "weight" the influence of a stock's price on the index. Simply put, larger companies' stock prices influence the index more than smaller companies' stock prices. An unweighted index (such as the DJIA) uses stock price alone to determine the index value. A company's relative size has no bearing on its impact on the index.

The funds' annual reports, available upon request and without charge, contain a discussion of the performance of the funds and a comparison of that performance to a securities market index. You may obtain an Annual Report by contacting your registered representative or VULA at the address and telephone number on page one.


ADDITIONAL INFORMATION ABOUT CHARGES
------------------------------------------

REDUCTION IN CHARGES
Each policy is available for purchase by individuals and groups. We may reduce or eliminate the mortality and expense risk charge, monthly administrative charge, monthly cost of insurance charges, surrender charges or other charges normally assessed where we expect that the size or nature of such policy or policies will result in savings of sales, underwriting, administrative or other costs.

Eligibility for the amount of these reductions will be determined by a number of factors including:

[diamond]   the number of insureds,

[diamond]   total premiums expected to be paid,

[diamond]   total assets under management for the policyowner,

[diamond]   the nature of the relationship among individual insureds,

[diamond]   the purpose for which the policies are being purchased,

[diamond]   where there is a preexisting relationship with us, such as being an employee of PHL Variable or its affiliates and their spouses; or employees or agents who retire from PHL Variable or its affiliates or Phoenix Equity Planning Corporation ("PEPCO"), or its affiliates or registered representatives of the principal underwriter and registered representatives of broker-dealers with whom PEPCO has selling agreements,

[diamond]   internal transfers from other policies or contracts issued by the company or an affiliate, or making transfers of amounts held under qualified plans sponsored by the company or an affiliate, and

[diamond]   other circumstances which in our opinion are rationally related to the expected reduction in expenses.

Any variations in the charge structure will be determined in a uniform manner, reflecting differences in costs of services and not unfairly discriminatory to policyholders.

UNDERWRITING PROCEDURES. We generally base our rates on the insured person's gender, age and risk class. We are not permitted to consider gender as a factor in some states and under certain qualified plans.


SAFEKEEPING OF THE SEPARATE ACCOUNT'S ASSETS
------------------------------------------


We hold the assets of the Separate Account separate and apart from our General Account. We maintain records of all purchases and redemptions of fund shares.


STATE REGULATION
------------------------------------------

We are subject to the provisions of the Connecticut insurance laws applicable to life insurance companies and to regulation and supervision by the Connecticut Superintendent of Insurance. We also are subject to the applicable insurance laws of all the other states and jurisdictions in which we do insurance business.

State regulation of PHL Variable includes certain limitations on investments we may make, including investments for the Separate Account and the Guaranteed Interest Account. State regulation does not include any supervision over the Separate Account's investment policies.


REPORTS
------------------------------------------

We will provide all policy owners with all reports required by the 1940 Act and related regulations or by any other applicable law or regulation.


EXPERTS
------------------------------------------

The financial statements of PHL Variable Insurance Company at December 31, 2005 and 2004, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2005, included in this Statement of Additional Information have been so included in reliance on the reports of
[       ] independent registered public accounting firm, given on the authority of saidfirm as experts in auditing and accounting.

Kathleen A. McGah, Counsel, and Brian A. Giantonio, Vice President, Tax and ERISA Counsel, The Phoenix Companies, Inc., have provided opinions on certain matters relating to the federal securities, state regulations and income tax laws, respectively, in connection with the policies described in this prospectus

                                     PART C

                                     PART C

                                OTHER INFORMATION

ITEM 26.  EXHIBITS.

(A)   BOARD OF DIRECTORS RESOLUTION.

      Resolution of the Board of Directors of PHL Variable Insurance Company (the "Depositor") establishing the PHLVIC Variable Universal Life Account is incorporated by reference to Registrant's Initial Form S-6 (File No. 333-65823) on October 16, 1998.

(B)   CUSTODIAN AGREEMENTS.

      Not applicable.

(C)   UNDERWRITING CONTRACTS.

      (1) Master Service and Distribution Compliance Agreement between Depositor and Phoenix Equity Planning Corporation, dated November 1, 2000 is incorporated by reference to Registrant's Post-effective Amendment No. 5 (File No. 333-81458) via Edgar on April 30, 2004.

      (2) Form of Broker Dealer Supervisory and Service Agreement among Phoenix Equity Planning Corporation and Independent Brokers with respect to the sale of Policies is incorporated by reference to Registrant's Pre-effective Amendment No. 1 (File No. 333-119916) via Edgar on February 9, 2005.

(D)   CONTRACTS.

      (1) Fixed and Flexible Premium Variable Universal Life Insurance Policy, Form Number V615 of Depositor is incorporated by reference to Registrant's Pre-effective Amendment No. 1 (File No. 333-119916) via Edgar on February 9, 2005.

      (2) Form of Fixed and Flexible Premium Variable Universal Life Insurance Policy, Form Number 06PEXVUL of Depositor is filed herein.

(E)   APPLICATIONS.

      (1) Form of application for this product, Form OL4138 of the Depositor is incorporated by reference to Registrant's Pre-effective Amendment No. 1 (File No. 333-119916) via Edgar on February 9, 2005.

      (2) Forms of application for this product, Form OL4250 and OL4248 of the Depositor to be filed by subsequent amendment.

(F)   DEPOSITOR'S CERTIFICATE OF INCORPORATION AND BYLAWS.

      (1) Amended and Restated Certificate of Incorporation of PHL Variable Insurance Company as filed with the Connecticut Secretary of State May 31, 1994 is incorporated by reference to Registrant's filing on Form S-6 (File No. 333-81458) on January 28, 2002.

      (2) Bylaws of PHL Variable Insurance Company as amended and restated effective May 16, 2002 and is incorporated by reference to Registrant's Edgar filing on Form N-6 (File No. 333-81458) on April 30, 2004.

(G)   REINSURANCE CONTRACTS.

      Not applicable.

(H)   PARTICIPATION AGREEMENTS.

      (1) (a) Participation Agreement dated February 23, 1995 between PHL Variable Insurance Company ("PHLVIC") and Wanger Advisors Trust ("Wanger") is incorporated by reference to Edgar filing on Form S-6 (File No. 333-65823) on October 16, 1998.

      (1) (b) Amendment No. 1 to the Participation Agreement dated December 16, 1996 between PHLVIC and Wanger is incorporated by reference to Edgar filing on Form S-6 (File No. 333-65823) on October 16, 1998.

      (2) (a) Participation Agreement as of May 1, 2000 among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Phoenix Home Life Mutual Insurance Company, and PHL Variable Insurance Company, is incorporated by reference to Registrant's Edgar filing on Form N-6 (File No. 333-81458) on April 30, 2004.

      (2) (b) Amendment to Participation Agreement as of May 1, 2000 among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Phoenix Home Life Mutual Insurance Company and PHL Variable Insurance Company, to be filed by subsequent amendment.

      (3) Fund Participation Agreement dated July 15, 1999, among PHL Variable Insurance Company, Insurance Series, and Federated Securities Corp. is incorporated by reference to Registrant's Edgar filing on Form S-6 (File No. 333-65823) on April 30, 2002.

      (4) (a) Participation Agreement dated July 19, 1999 among BT Insurance Funds Trust, Bankers Trust Company, and PHLVIC is incorporated by reference to Registrant's Edgar filing on Form S-6 (File No. 333-65823) on April 30, 2002.

      (4) (b) Amendment No. 1 to the Participation Agreement dated April 20, 2001 among Deutsche Asset Management VIT Funds (formerly, BT Insurance Funds Trust), Bankers Trust Company and PHLVIC is incorporated by reference to the Registrant's Edgar filing on Form S-6 (File No. 333-65823) on April 30, 2002.

      (4) (c) Amendment No. 2 to the Participation Agreement dated October 29, 2001 among Deutsche Asset Management VIT Funds, Deutsche Asset Management, Inc. and PHLVIC is incorporated by reference to Registrant's Edgar filing on Form S-6 (File No. 333-65823) on April 30, 2002.

      (5) (a) Participation Agreement dated December 17, 1999 among PHL Variable Insurance Company, Morgan Stanley Dean Witter Universal Funds, Inc., Morgan Stanley Dean Witter Investment Management, Inc. and Miller Anderson & Sherrerd, LLP is incorporated by reference to Registrant's Edgar filing on Form S-6 (File No. 333-65823) on April 30, 2002.

          (b) Amendment to Participation Agreement dated December 17, 1999 among PHL Variable Insurance Company, Morgan Stanley Dean Witter Universal Funds, Inc. and Morgan Stanley Dean Witter Investment Management. Inc. to be filed by subsequent amendment.

      (6) Participation Agreement dated June 1, 2000 among PHL Variable Insurance Company, The Alger American Fund and Fred Alger & Company, Incorporated is incorporated by reference to Registrant's Edgar filing on Form S-6 (File No. 333-65823) on April 30, 2002.

      (7) Participation Agreement dated June 1, 2000 among PHL Variable Insurance Company, Variable Insurance Products Fund and Fidelity Distributors Corporation is incorporated by reference to Registrant's Edgar filing on Form S-6 (File No. 333-65823) on April 30, 2002.

      (8) Participation Agreement dated March 29, 2001 among PHL Variable Insurance Company, AIM Variable Insurance Funds, Phoenix Equity Planning Corporation and AIM Distributors, Inc. is incorporated by reference to Registrant's Edgar filing on Form S-6 (File No. 333-65823) on April 30, 2002.

      (9) Participation Agreement dated [   , 2006] among PHL Variable Insurance
          Company, Oppenheimer Variable Account Funds and Oppenheimer Funds, Inc. to be filed by subsequent amendment.

      (10)Participation Agreement dated [   ,2006] among PHL Variable Insurance
          Company, PIMCO Variable Insurance Trust and Pacific Investment Management Company, LLC to be filed by subsequent amendment.

      (11)Participation Agreement dated [ , 2006] among PHL Variable Insurance Company, Neuberger Berman Advisors Management Trust and Neuberger Berman Management, Inc. to be filed by subsequent amendment.

      (12)Participation Agreement dated April 14, 2005 among PHL Variable Insurance Company, Lord Abbett Series Fund, Inc., and Lord Abbett Distributors, LLC to be filed by subsequent amendment.

      (13)Participation Agreement dated April 25, 2005 among PHL Variable Insurance Company, Lazard Retirement Series, and Lazard Asset Management Securities, LLC to be filed by subsequent amendment.

      (14)Participation Agreement dated January 1, 2004 between PHL Variable Insurance Company and The Phoenix Edge Series Fund is filed herein.

(I)   ADMINISTRATIVE CONTRACTS.

      (1) Administrative Service Agreement between The Phoenix Edge Series Fund, Phoenix Life Insurance Company, PHL Variable Insurance Company and Phoenix Life and Annuity Company dated January 1, 2003 is incorporated by reference to Registrant's Edgar filing on Form N-6 (File No. 333-81458) on April 30, 2004.

      (2) First Amendment to Service Agreement between The Phoenix Edge Series Fund, Phoenix Life Insurance Company, PHL Variable Life Insurance Company and Phoenix Life and Annuity Company, dated November 11, 2003 is incorporated by reference to Registrant's Edgar filing on Form N-6 (File No. 333-81458) on April 30, 2004.

      (3) Second Amendment to Service Agreement between The Phoenix Edge Series Fund, Phoenix Life Insurance Company, PHL Variable Insurance Company and Phoenix Life and Annuity Company, dated February 27, 2004 is incorporated by reference to Registrant's Pre-effective Amendment No. 1 (File No. 333-119916) via Edgar on February 9, 2005.

      (4) Third Amendment to Service Agreement between The Phoenix Edge Series Fund, Phoenix Life Insurance Company, PHL Variable Insurance Company and Phoenix Life and Annuity Company, dated November 15, 2004 is filed herewith.

(J)   OTHER MATERIAL CONTRACTS.

      Not applicable.

(K)   LEGAL OPINION.

      Opinion and Consent of Counsel of Kathleen A. McGah, Esq., to be filed by subsequent amendment.

(L)   ACTUARIAL OPINION.

      Not applicable.

(M)   CALCULATION.

      Not applicable.

(N)   OTHER OPINIONS.

      (1)Consent of Independent Registered Public Accounting Firm to be filed by subsequent amendment.
      (2)Consent of Brian A. Giantonio, Esq. to be filed by subsequent amendment.

(O)   OMITTED FINANCIAL STATEMENTS.

      Not applicable.

(P)   INITIAL CAPITAL AGREEMENTS.

      Not applicable.

(Q)   REDEEMABILITY EXEMPTION.

      Not applicable.

(R)   POWER OF ATTORNEY

      The Power of Attorney is filed herein.

ITEM 27.  DIRECTORS AND OFFICERS OF THE DEPOSITOR.


NAME                                    POSITION

Michael E. Haylon*                      Director, Executive Vice President and Chief Financial Officer
Mitchell R. Katcher*                    Director and Senior Vice President
John H. Beers*                          Vice President and Secretary
Daniel J. Moskey*                       Vice President and Treasurer
John R. Flores*                         Vice President and Chief Compliance Officer
Philip K. Polkinghorn*                  Director and President
Tracy L. Rich*                          Executive Vice President and Assistant Secretary
James D. Wehr**                         Director, Executive Vice President and Chief Investment Officer
Gina Collopy O'Connell*                 Senior Vice President
Christopher M. Wilkos**                 Senior Vice President and Corporate Portfolio Manager


* The business address of this individual is One American Row, Hartford, CT 06103-2899
** The business address of this individual is 56 Prospect Street, Hartford, CT 06115

ITEM 28. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

                                                   -------------------------------
                                                   The Phoenix Companies, Inc. (7)
                                                        DE 100% Holding Company
                                                   -------------------------------
                                                                |
          -----------------------------------------------------------------------------------------------------------
          |                                                                                                         |
---------------------                                                                                        ------------------
Phoenix Life                                                                                                 Phoenix
Insurance                                                                                                    Investment
Company (1,2,3,7,8 +)                                                                                        Management
NY 100%                                                                                                      Company, Inc. (8)
                                                                                                             CT 100%
                                                                                                             Holding Company
---------------------                                                                                        -------------------
          |                                                                                                         |
------------------------------------------------------------                                                        |
          |                                                |                                                        |
          |            ---------------------------------------------------------------------------                  |
          |            |                 |                 |                  |                  |                  |
 ------------  ----------------- ----------------- ------------------ ------------------ ------------------  ------------------
 PM Holdings,   Phoenix Life      Phoenix Life      Home Life         Phoenix Life       Phoenix Life        Phoenix
 Inc. (8)       Variable          Variable          Insurance Co.     Separate           Separate            Investment
 CT 100%        Accumulation      Universal Life    Separate          Account C (3 ++)   Account D (3 ++)    Partners, Ltd. (8)
 Holding        Account (1 ++)    Account (2 ++)    Account B (3 ++)  NY                 NY                  DE 100% Asset
 Company        NY                NY                NY                                                       Management Company
 ------------  ----------------- ----------------- ------------------ ------------------ ------------------  -------------------
          |            |                                                                    |                       |
          |            ----------------------------------------------------------------------                       |
          |                                                                       |                                 |
          |------------------------------------------------                       |                                 |
          |                       |                       |                       |                                 |
 -----------------------   --------------------   ---------------------    -----------------                        |
 Phoenix                   PHL Variable           Phoenix Life and         The Phoenix                              |
 Variable                  Insurance              Annuity                  Edge Series                              |
 Advisors, Inc. (8)        Company (4,5,7,8 +)    Company (6,7,8 +)        Fund                                     |
 DE Registered             CT 100%                CT 100%                  MA                                       |
 Investment Advisor                                                        Mutual Fund                              |
 -----------------------   --------------------   ---------------------    -----------------                        |
                                   |                      |                      |                                  |
           ------------------------|                      |                      |                     |----------------------|
           |                       |                      |                      |                     |                      |
 -----------------------   --------------------   ---------------------          |            -----------------   ------------------
 PHL Variable              PHLVIC                 Phoenix Life                   |            Phoenix Equity      Duff & Phelps
 Accumulation              Variable               and Annuity                    |            Planning            Investment
 Account (4 ++)            Universal Life         Variable                       |            Corporation (7,8)   Management
 CT                        Account (5 ++)         Universal Life                 |            CT 100%             Co.(8)
                           CT                     Account (6 ++)                 |            Broker/Dealer       IL Registered
                                                  CT                             |                                Investment Adviser
 -----------------------   --------------------   ---------------------          |            -----------------   ------------------
           |                       |                      |                      |                     |
           |                       |                      |----------------------|            -----------------
           |                       |                                             |            Phoenix
           -----------------------------------------------------------------------            Investment
                                                                                              Counsel, Inc. (8)
                                                                                              MA Registered
                                                                                              Investment Adviser
                                                                                              ------------------




---------------------------
1 - Depositor & Registrant
2 - Depositor & Registrant
3 - Depositor & Registrant
4 - Depositor & Registrant
5 - Depositor & Registrant
6 - Depositor & Registrant
7 - Files separate financial statements
8 - Files as part of consolidated statement
+ - Depositor
++ - Registrant

ITEM 29.  INDEMNIFICATION.

Section 33-779 of the Connecticut General Statutes states that: "a corporation may provide indemnification of, or advance expenses to, a director, officer, employee or agent only as permitted by sections 33-770 to 33-778, inclusive."

Article VI. Indemnification. Section 6.01 of the by laws of the Depositor (as amended and restated effective May 16, 2002) provides that: "Each director, officer or employee of the company, and his heirs, executors or administrators, shall be indemnified or reimbursed by the company for all expenses necessarily incurred by him in connection with the defense or reasonable settlement of any action, suit or proceeding in which he is made a party by reason of his being or having been a director, officer or employee of the company, or of any other company which he was serving as a director or officer at the request of the company, except in relation to matters as to which such director, officer or employee is finally adjudged in such action, suit or proceeding to be liable for negligence or misconduct in the performance of his duties as such director, officer or employee. The foregoing right of indemnification or reimbursement shall not be exclusive of any other rights to which he may be entitled under any statute, by law, agreement, vote of shareholders or otherwise."

Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 30.  PRINCIPAL UNDERWRITER.

1.   Phoenix Equity Planning Corporation ("PEPCO")

     (a) PEPCO serves as the principal underwriter for the following entities:

         Phoenix Adviser Trust, Phoenix CA Tax-Exempt Bond Fund, Phoenix Engemann Funds, Phoenix Equity Series Fund, Phoenix Equity Trust, Phoenix Institutional Mutual Funds, Phoenix Investment Series Fund, Phoenix Investment Trust 97, Phoenix-Kayne Funds, Phoenix Multi-Portfolio Fund, Phoenix Multi-Series Trust, Phoenix PHOLIOs(SM), Phoenix Portfolios, Phoenix Opportunities Trust, Phoenix Series Fund, Phoenix Strategic Equity Series Fund, The Phoenix Edge Series Fund, Phoenix Life Variable Accumulation Account, Phoenix Life Variable Universal Life Account, PHL Variable Accumulation Account, Phoenix Life Variable Accumulation Account, Phoenix Life and Annuity Variable Universal Life Account and PHL Variable Separate Account MVA1.

     (b) Directors and Executive Officers of PEPCO


         NAME                         POSITION
         ----                         --------

         Daniel T. Geraci*            Director, Chairman of the Board and Chief Sales & Marketing Officer
         Michael E. Haylon*           Director
         James D. Wehr**              Director
         Nancy J. Engberg*            Vice President, Chief Compliance Officer and Anti-Money Laundering Officer
         John H. Beers*               Vice President and Secretary
         Glenn H. Pease**             Vice President, Finance and Treasurer
         John F. Sharry**             President, Sales
         Francis G. Waltman**         Senior Vice President and Chief Administrative Officer


         * The business address of this individual is One American Row, Hartford, CT 06103-2899.

         ** The business address of this individual is 56 Prospect Street, Hartford, CT 06115

     (c) PEPCO received no compensation from the Registrant during the last fiscal year for sales of the contract.

ITEM 31.  LOCATION OF ACCOUNTS AND RECORDS.

The accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained at the administrative offices of PHL Variable Insurance Company located at One American Row, Hartford, CT 06103-2899.

ITEM 32.  MANAGEMENT SERVICES.

Not applicable.

ITEM 33.  FEE REPRESENTATION.

Pursuant to Section 26(f) of the Investment Company Act of 1940, as amended, PHL Variable Insurance Company represents that the fees and charges deducted under the Policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks to be assumed thereunder by PHL Variable Insurance Company.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Hartford and State of Connecticut on this 14th day of March, 2006.

                                  PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT

                                  By:  _____________________________________

                                       * Philip K. Polkinghorn
                                       President

                                  PHL VARIABLE INSURANCE COMPANY

                                  By:  _____________________________________

                                      * Philip K. Polkinghorn
                                      President

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

       SIGNATURE                    TITLE
       ---------                    -----

                                    Director, Executive Vice President and Chief
-----------------------------------
*Michael E. Haylon                  Financial Officer

                                    Director and Senior Vice President
-----------------------------------
*Robert E. Primmer

-----------------------------------
*Philip K. Polkinghorn             President

By:/s/ John H. Beers
   -----------------
*John H. Beers, as Attorney-in-Fact pursuant to Powers of Attorney, filed herein.


                                      S-1